Document And Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Sep. 30, 2011	Oct. 31, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	EMERSON ELECTRIC CO
Entity Central Index Key	0000032604
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		735,749,636
Entity Public Float			$ 43.8

Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Earnings [Abstract]
NET SALES	$ 24,222	$ 21,039	$ 20,102
Costs and expenses:
Cost of sales	14,665	12,713	12,542
Selling, general and administrative expenses	5,328	4,817	4,416
Other deductions, net	375	369	474
Interest expense, net of interest income: 2009, $24; 2010, $19; 2011, $23	223	261	220
Earnings from continuing operations before income taxes	3,631	2,879	2,450
Income taxes	1,127	848	688
Earnings from continuing operations	2,504	2,031	1,762
Discontinued operations, net of tax: 2009, $5; 2010, $153; 2011, $30	26	186	9
Net earnings	2,530	2,217	1,771
Less: Noncontrolling interests in earnings of subsidiaries	50	53	47
Net earnings common stockholders	2,480	2,164	1,724
Earnings common stockholders:
Earnings from continuing operations	2,454	1,978	1,715
Discontinued operations, net of tax	26	186	9
Net earnings common stockholders	$ 2,480	$ 2,164	$ 1,724
Basic earnings per share common stockholders:
Earnings from continuing operations	$ 3.26	$ 2.62	$ 2.27
Discontinued operations	$ 0.03	$ 0.25	$ 0.02
Basic earnings per common share	$ 3.29	$ 2.87	$ 2.29
Diluted earnings per share common stockholders:
Earnings from continuing operations	$ 3.24	$ 2.6	$ 2.26
Discontinued operations	$ 0.03	$ 0.24	$ 0.01
Diluted earnings per common share	$ 3.27	$ 2.84	$ 2.27

Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Earnings [Abstract]
Interest income	$ 23	$ 19	$ 24
Discontinued operations, tax	$ 30	$ 153	$ 5

Consolidated Balance Sheets (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and equivalents	$ 2,052	$ 1,592
Receivables, less allowances of $98 in 2010 and $104 in 2011	4,502	3,989
Inventories:
Finished products	742	746
Raw materials and work in process	1,358	1,359
Total inventories	2,100	2,105
Other current assets	691	677
Total current assets	9,345	8,363
Property, plant and equipment
Land	266	213
Buildings	2,010	1,902
Machinery and equipment	6,115	5,964
Construction in progress	340	228
Property, Plant and Equipment, gross	8,731	8,307
Less: Accumulated depreciation	5,294	5,020
Property, plant and equipment, net	3,437	3,287
Other assets
Goodwill	8,771	8,656
Other intangible assets	1,969	2,150
Other	339	387
Total other assets	11,079	11,193
Total assets	23,861	22,843
LIABILITIES AND EQUITY
Short-term borrowings and current maturities of long-term debt	877	480
Accounts payable	2,677	2,409
Accrued expenses	2,772	2,864
Income taxes	139	96
Total current liabilities	6,465	5,849
Long-term debt	4,324	4,586
Other liabilities	2,521	2,456
Equity
Preferred stock, $2.50 par value per share; Authorized, 5,400,000 shares; issued, none	0	0
Common stock, $0.50 par value per share; Authorized, 1,200,000,000 shares; issued, 953,354,012 shares; outstanding, 752,690,806 shares in 2010 and 738,877,768 shares in 2011	477	477
Additional paid-in capital	317	192
Retained earnings	17,310	15,869
Accumulated other comprehensive income	(562)	(426)
Common stockholders' equity before treasury stock	17,542	16,112
Less: Cost of common stock in treasury, 200,663,206 shares in 2010 and 214,476,244 shares in 2011	7,143	6,320
Common stockholders' equity	10,399	9,792
Noncontrolling interests in subsidiaries	152	160
Total equity	10,551	9,952
Total liabilities and equity	$ 23,861	$ 22,843

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivables	$ 104	$ 98
Preferred stock, par value per share	$ 2.5	$ 2.5
Preferred stock, shares authorized	5,400,000	5,400,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.5	$ 0.5
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	738,877,768	752,690,806
Treasury stock, shares	214,476,244	200,663,206

Consolidated Statements Of Equity (USD $) In Millions	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interests In Subsidiaries [Member]	Comprehensive Income [Member]	Common Stockholders' Equity [Member]	Total
Stockholders' equity, Beginning balance at Sep. 30, 2008		$ 146	$ 14,002	$ 141	$ (5,653)	$ 188
Stock plans and other		11
Net earnings common stockholders			1,724						1,724
Net earnings - noncontrolling interests						47			47
Other comprehensive income						2
Cash dividends (per share: 2009, $1.32; 2010, $1.34; 2011, $1.38)			(998)			(80)
Adoption of ASC 715 measurement date provision, net of tax: 2009, $7			(14)
Purchases					(695)
Issued under stock plans and other					51
Net earnings							1,771		1,771
Foreign currency translation				(104)			(102)
Pension and postretirement, net of tax				(568)			(568)
Cash flow hedges and other, net of tax				35			35
Comprehensive income							1,136
Other						(6)
Less: Noncontrolling interests in subsidiaries							49
Comprehensive income common stockholders							1,087
Stockholders' equity, Ending balance at Sep. 30, 2009	477	157	14,714	(496)	(6,297)	151		8,555	8,706
Stock plans and other		35
Net earnings common stockholders			2,164						2,164
Net earnings - noncontrolling interests						53			53
Cash dividends (per share: 2009, $1.32; 2010, $1.34; 2011, $1.38)			(1,009)			(57)
Purchases					(100)
Issued under stock plans and other					77
Net earnings							2,217		2,217
Foreign currency translation				55			55
Pension and postretirement, net of tax				(12)			(12)
Cash flow hedges and other, net of tax				27			27
Comprehensive income							2,287
Other						13
Less: Noncontrolling interests in subsidiaries							53
Comprehensive income common stockholders							2,234
Stockholders' equity, Ending balance at Sep. 30, 2010	477	192	15,869	(426)	(6,320)	160		9,792	9,952
Stock plans and other		125
Net earnings common stockholders			2,480						2,480
Net earnings - noncontrolling interests						50			50
Other comprehensive income						4
Cash dividends (per share: 2009, $1.32; 2010, $1.34; 2011, $1.38)			(1,039)			(61)
Purchases					(958)
Issued under stock plans and other					135
Net earnings							2,530		2,530
Foreign currency translation				22			26
Pension and postretirement, net of tax				(56)			(56)
Cash flow hedges and other, net of tax				(102)			(102)
Comprehensive income							2,398
Other						(1)
Less: Noncontrolling interests in subsidiaries							54
Comprehensive income common stockholders							2,344
Stockholders' equity, Ending balance at Sep. 30, 2011	$ 477	$ 317	$ 17,310	$ (562)	$ (7,143)	$ 152		$ 10,399	$ 10,551

Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Equity [Abstract]
Cash dividends	$ 1.38	$ 1.34	$ 1.32
Tax effect of adoption of ASC 715 measurement date provision			$ 7
Tax effect of pension and postretirement	47	(6)	334
Tax effect of cash flow hedges and other	$ 60	$ (16)	$ (29)

Consolidated Statements Of Cash Flows (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating activities
Net earnings	$ 2,530	$ 2,217	$ 1,771
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	867	816	727
Changes in operating working capital	(301)	309	620
Pension funding	(142)	(247)	(303)
Other	279	197	271
Net cash provided by operating activities	3,233	3,292	3,086
Investing activities
Capital expenditures	(647)	(524)	(531)
Purchases of businesses, net of cash and equivalents acquired	(232)	(2,843)	(776)
Divestitures of businesses	103	846	4
Other	(72)	4	(6)
Net cash used in investing activities	(848)	(2,517)	(1,309)
Financing activities
Net increase (decrease) in short-term borrowings	185	398	(684)
Proceeds from long-term debt	1	598	1,246
Principal payments on long-term debt	(57)	(680)	(678)
Dividends paid	(1,039)	(1,009)	(998)
Purchases of treasury stock	(935)	(100)	(718)
Other	(42)	67	(116)
Net cash used in financing activities	(1,887)	(726)	(1,948)
Effect of exchange rate changes on cash and equivalents	(38)	(17)	(46)
Increase (decrease) in cash and equivalents	460	32	(217)
Beginning cash and equivalents	1,592	1,560	1,777
Ending cash and equivalents	2,052	1,592	1,560
Changes in operating working capital
Receivables	(475)	(341)	1,011
Inventories	12	(160)	580
Other current assets	41	(69)	42
Accounts payable	194	498	(709)
Accrued expenses	(54)	298	(94)
Income taxes	(19)	83	(210)
Total changes in operating working capital	$ (301)	$ 309	$ 620

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

(1)  Summary of Significant Accounting Policies

FINANCIAL STATEMENT PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain operating results have been classified as discontinued operations. See Note 3.

Emerson adopted updates to ASC 810, Consolidation, in the first quarter of 2010. The updates require an entity to separately disclose noncontrolling interests in subsidiaries as a separate line item in the income statement and as a separate component of equity in the balance sheet. Adoption did not have a material impact on the Company's financial statements. As required, certain prior year amounts were reclassified as this change was retrospectively applied to prior periods.

Effective October 1, 2009, the Company adopted ASC 805, Business Combinations, which requires that assets acquired, liabilities assumed and contractual contingencies be measured at fair value as of the acquisition date and all acquisition costs be expensed as incurred. See Note 3 for a discussion of acquisition activity.

In the first quarter of 2010, the Company adopted updates to ASC 260, Earnings per Share, regarding the two-class method of computing earnings per share (EPS). This method requires earnings to be allocated to participating securities (for Emerson, certain employee stock awards) in the EPS computation based on each security's respective dividend rate. This change had an inconsequential impact on EPS.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly-traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

FOREIGN CURRENCY TRANSLATION

The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurement, established a formal hierarchy and framework for measuring financial statement items at fair value and expanded disclosure about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of Emerson's financial instruments fall within Level 2. The fair value of the Company's long-term debt is estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics. In 2010, Emerson adopted the portions of ASC 820 related to nonfinancial assets and liabilities, including goodwill and certain other intangible and long-lived assets. Adoption did not have a material impact on the Company's financial statements.

CASH EQUIVALENTS

Cash equivalents consist of highly liquid investments with original maturities of three months or less.

INVENTORIES

Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales
.

PROPERTY, PLANT AND EQUIPMENT

The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on fair value if the sum of expected future undiscounted cash flows of the related assets is less than their carrying values.

GOODWILL AND OTHER INTANGIBLE ASSETS

Assets and liabilities acquired in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts impairment tests of goodwill on an annual basis in the fourth quarter and between annual tests if events or circumstances indicate the fair value of a reporting unit may be less than its carrying value. If a reporting unit's carrying amount exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Fair values of reporting units are Level 3 measures and are developed under an income approach that discounts estimated future cash flows using risk-adjusted interest rates.

All of the Company's identifiable intangible assets are subject to amortization. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software, and are amortized on a straight-line basis over the estimated useful life. These intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

WARRANTY

Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than one percent of sales.

REVENUE RECOGNITION

The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered, and title passes to the customer with collection reasonably assured. In certain limited circumstances, revenue is recognized using the percentage-of-completion method, as performance occurs, or in accordance with ASC 985-605 related to software. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on vendor-specific objective evidence, third-party evidence or management estimate of the relative selling price, with revenue recognized individually for delivered elements only if they have value to the customer on a stand-alone basis, the performance of the undelivered items is probable and substantially in the Company's control or the undelivered elements are inconsequential or perfunctory, and there are no unsatisfied contingencies related to payment. Approximately ten percent of the Company's revenues arise from qualifying sales arrangements that include the delivery of multiple elements, principally in the Network Power and Process Management segments. The vast majority of these deliverables are tangible products, with a small portion attributable to installation, service and maintenance. Selling prices are primarily determined using vendor-specific objective evidence. Generally, contract duration is short-term and cancellation, termination or refund provisions apply only in the event of contract breach and have historically not been invoked.

As of October 1, 2010, certain updates  became effective for ASC 605, Revenue Recognition, regarding the allocation of consideration in multiple deliverables arrangements. Under the updated ASC 605, the allocation of consideration is now based on vendor-specific objective evidence, third party evidence or management estimates of selling price. The impact of this change on any period presented was inconsequential.

DERIVATIVES AND HEDGING

In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. Emerson's foreign currency exposures primarily relate to transactions denominated in euros, Mexican pesos, Canadian dollars and Chinese renminbi. Primary commodity exposures are price fluctuations on forecasted purchases of copper and aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts are used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less and amounts currently hedged beyond 18 months are not significant.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and are recognized on the balance sheet at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized in earnings when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately.

If credit ratings on the Company's debt fall below pre-established levels, derivatives counterparties can require immediate full collateralization on instruments in net liability positions. Similarly, Emerson can demand full collateralization should any of the Company's counterparties' credit rating fall below certain thresholds. Counterparties to derivative arrangements are companies with high credit ratings. Risk from credit loss when derivatives are in asset positions is considered immaterial. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet. Net values of commodity contracts and foreign currency contracts are reported in current assets or accrued expenses depending on the position as of the balance sheet date. See Note 7.

INCOME TAXES

The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and currently enacted tax rates for each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. The Company also provides for U.S. federal income taxes, net of available foreign tax credits, on earnings intended to be repatriated from non-U.S. locations. No provision has been made for U.S. income taxes on approximately  $5.9 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2011, as these earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Recognition of U.S. taxes on undistributed earnings would be triggered by a management decision to repatriate those earnings, although there is no current intention to do so. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.

COMPREHENSIVE INCOME

Comprehensive income is primarily composed of net earnings plus changes in foreign currency translation, pension and postretirement adjustments, and the effective portion of changes in the fair value of cash flow hedges. Accumulated other comprehensive income, net of tax (a component of equity), consists of foreign currency translation credits of  $671 and of  $649, pension and postretirement charges of  $1,164 and  $1,108 and cash flow hedges and other charges of  $69 and credits of  $33, respectively, at September 30, 2011 and 2010. Accumulated other comprehensive income attributable to noncontrolling interests in subsidiaries consists primarily of earnings and foreign currency translation.

RETIREMENT PLANS

Effective September 30, 2010, the Company adopted updates to ASC 715, Compensation - Retirement Benefits. These updates expand disclosure about an entity's investment policies and strategies for assets held by defined benefit pension or postretirement plans, including information regarding major classes of plan assets, inputs and valuation techniques used to measure the fair value of assets, and concentrations of risk within the plans. See Note 10.

Weighted Average Common Shares	12 Months Ended
Sep. 30, 2011
Weighted Average Common Shares [Abstract]
Weighted Average Common Shares
(2)   Weighted Average Common Shares

Basic earnings per common share consider only the weighted average of common shares outstanding while diluted earnings per common share consider the dilutive effects of stock options and incentive shares. Options to purchase approximately 4.6 million, 3.9 million and 7.6 million shares of common stock were excluded from the computation of diluted earnings per share in 2011, 2010 and 2009, respectively, as the effect would have been antidilutive. Earnings allocated to participating securities were inconsequential for all years presented. Reconciliations of weighted average shares for basic and diluted earnings per common share follow:

(SHARES IN MILLIONS)	2009	2010	2011
Basic shares outstanding	753.7	750.7	748.5
Dilutive shares	5.0	6.3	5.0
Diluted shares outstanding	758.7	757.0	753.5

Acquisitions And Divestitures	12 Months Ended
Sep. 30, 2011
Acquisitions And Divestitures [Abstract]
Acquisitions And Divestitures
(3)  Acquisitions and Divestitures

The Company acquired several small businesses during 2011, mainly in the Process Management and Climate Technologies segments. Total cash paid for all businesses was approximately  $232, net of cash acquired of  $2. Annualized sales for businesses acquired in 2011 were approximately  $100. Goodwill of  $125 (none of which is expected to be deductible for tax purposes) and identifiable intangible assets of  $75, primarily customer relationships and patents and technology with a weighted-average life of approximately 12 years, were recognized from these transactions. All of these acquisitions were complementary to the existing business portfolio and none was individually significant.

In the fourth quarter of 2011, the Company sold its heating elements unit, which was previously included in the Tools and Storage segment, for  $73, resulting in an after-tax gain of  $21 ( $30 of income taxes). Heating elements had 2011 fourth quarter sales of  $12 and net earnings of  $1. Only the gain on divestiture and fourth quarter operating results for heating elements, and the impact of finalizing the 2010 Motors and LANDesk divestitures, have been classified as discontinued operations for 2011; prior fiscal 2011 quarters and prior year results of operations for heating elements were inconsequential and have not been reclassified.

The Company acquired one-hundred percent of Chloride Group PLC during the fourth quarter of 2010 and Avocent Corporation during the first quarter of 2010. Chloride provides commercial and industrial uninterruptible power supply systems and services, which significantly strengthened the Company's Network Power business in Europe, and is included in the Network Power segment. Avocent products enhance companies' integrated data center management capabilities, which strongly positions Emerson for the growth of infrastructure management in data centers worldwide, and is included in the Network Power segment.
The purchase price of Avocent and Chloride was allocated to assets and liabilities as follows:

Accounts receivable	$197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$2,615

Results of operations for 2010 included combined sales of  $373 and a combined net loss of  $73 from Avocent and Chloride, including intangible asset amortization, interest, first year acquisition accounting charges and deal costs. Pro forma sales and net earnings common stockholders of the Company including full year results of operations for Avocent and Chloride were approximately  $21.6 billion and  $2.1 billion in 2010, and  $21.0 billion and  $1.6 billion in 2009, respectively. These pro forma results include intangible asset amortization and interest cost in both periods, and first year acquisition accounting charges and deal costs in 2009.

In addition to Chloride and Avocent, the Company acquired SSB, a designer and manufacturer of electrical pitch systems and controls used in wind turbine generators which is reported in the Industrial Automation segment, and other smaller businesses during 2010 reported mainly in the Process Management and Industrial Automation segments. Total cash paid for all businesses was approximately  $2,843, net of cash acquired of  $150. Additionally, the Company assumed debt of  $169. Annualized sales for businesses acquired in 2010 were approximately  $1.1 billion. Identifiable intangible assets of  $1,166, primarily customer relationships and intellectual property with a weighted-average life of approximately 10 years, were recognized along with goodwill of  $1,633, of which only a small amount is tax deductible.

In the fourth quarter 2010, the Company sold the LANDesk business unit, which was acquired as part of Avocent and was not a strategic fit with Emerson, for  $230, resulting in an after-tax gain of  $12 ( $10 of income taxes). Additionally, LANDesk incurred operating losses of  $19. This business was classified as discontinued operations throughout 2010. Also in the fourth quarter of 2010, the Company sold its appliance motors and U.S. commercial and industrial motors businesses (Motors) which had slower growth profiles and were formerly reported in the Tools and Storage segment. Proceeds from the sale were  $622 resulting in an after-tax gain of  $155 ( $126 of income taxes). The Motors disposition included working capital of  $98, property, plant and equipment of  $152, goodwill of  $44, and other of  $47. The Motors businesses had total annual sales of  $827 and  $813 and net earnings (excluding the divestiture gain) of  $38 and  $9 in 2010 and 2009, respectively. Results of operations for Motors have been reclassified into discontinued operations for 2010 and earlier periods.

The Company acquired one-hundred percent of Roxar ASA during the third quarter of 2009, Trident Powercraft Private Limited during the second quarter of 2009 and System Plast S.p.A. during the first quarter of 2009. Roxar is a global supplier of measurement solutions and software for reservoir production optimization, enhanced oil and gas recovery and flow assurance and is included in the Process Management segment. Trident Power is a manufacturer and supplier of power generating alternators and other products and is included in the Industrial Automation segment. System Plast is a manufacturer of engineered modular belts and custom conveyer components for the food processing and packaging industries and is included in the Industrial Automation segment. In addition to Roxar, Trident Power and System Plast, the Company acquired other smaller businesses during 2009, mainly in the Climate Technologies, Tools and Storage and Process Management segments. Total cash paid for all businesses was approximately  $776, net of cash acquired of  $31. Additionally, the Company assumed debt of  $230. Annualized sales for businesses acquired in 2009 were approximately  $530. Goodwill of  $541 ( $34 of which is expected to be deductible for tax purposes) and identifiable intangible assets of  $365, primarily customer relationships and patents and technology with a weighted-average life of 12 years, were recognized from these transactions in 2009.

The results of operations of the businesses discussed above have been included in the Company's consolidated results of operations since the respective dates of acquisition.

Other Deductions, Net	12 Months Ended
Sep. 30, 2011
Other Deductions, Net [Abstract]
Other Deductions, Net
(4)  Other Deductions, Net

Other deductions, net are summarized as follows:

	2009	2010	2011
Amortization of intangibles (intellectual property and customer relationships)	$108	176	261
Rationalization of operations	284	126	81
Other	121	71	57
Gains, net	(39)	(4)	(24)
Total	$474	369	375

Other deductions, net increased for 2011 primarily due to higher amortization expense on acquired intangible assets, partially offset by lower rationalization expense and higher gains. Other is composed of several items that are individually immaterial, including foreign currency gains and losses, bad debt expense, equity investment income and losses, as well as one-time items such as litigation and disputed matters and insurance recoveries. Other decreased in 2011 primarily because of lower acquisition-related costs, partially offset by a  $19 impairment charge related to the Industrial Automation wind turbine pitch control business, reflecting a slowdown in investment for alternative energy in the current economic environment. Other decreased in 2010 primarily because of  $45 of lower foreign currency transaction losses compared with 2009. Gains, net for 2011 include  $15 related to the acquisition of full ownership of a Process Management joint venture in India. Gains, net for 2009 included  $25 ( $17 after-tax) related to the sale of an asset for which the Company received  $41.

Rationalization Of Operations	12 Months Ended
Sep. 30, 2011
Rationalization Of Operations [Abstract]
Rationalization Of Operations
(5) Rationalization of Operations

Rationalization of operations expense reflects costs associated with the Company's efforts to continually improve operational efficiency and deploy assets globally in order to remain competitive on a worldwide basis. Each year the Company incurs costs for actions to size its businesses to a level appropriate for current economic conditions and to improve its cost structure for future growth. Rationalization expenses result from numerous individual actions implemented across the Company's various operating divisions on an ongoing basis and include costs for moving facilities to best-cost locations, starting up plants after relocation or geographic expansion to serve local markets, exiting certain product lines, curtailing/downsizing operations because of changing economic conditions and other costs resulting from asset redeployment decisions. Shutdown costs include severance, benefits, stay bonuses, lease and contract terminations and asset write-downs. In addition to the costs of moving fixed assets, start-up and moving costs include employee training and relocation. Vacant facility costs include security, maintenance, utility and other costs.

The Company reported rationalization expenses of  $81,  $126 and  $284, respectively for 2011, 2010 and 2009, with the significantly higher expense in 2009 due to actions taken in response to the severe economic environment worldwide. The Company currently expects to incur rationalization expense in 2012 in the range of approximately  $100 to  $125, including the costs to complete actions initiated before the end of 2011 and actions anticipated to be approved and initiated during 2012.

The change in the liability for the rationalization of operations during the years ended September 30 follows:

	2010	EXPENSE	PAID / UTILIZED	2011
Severance and benefits	$57	17	50	24
Lease and other contract terminations	8	3	8	3
Fixed asset write-downs	-	12	12	-
Vacant facility and other shutdown costs	4	11	13	2
Start-up and moving costs	-	38	37	1
Total	$69	81	120	30

	2009	EXPENSE	PAID / UTILIZED	2010
Severance and benefits	$112	73	128	57
Lease and other contract terminations	7	9	8	8
Fixed asset write-downs	-	9	9	-
Vacant facility and other shutdown costs	2	14	12	4
Start-up and moving costs	1	21	22	-
Total	$122	126	179	69

Rationalization of operations expense by segment is summarized as follows:

	2009	2010	2011
Process Management	$55	35	11
Industrial Automation	47	48	32
Network Power	118	25	20
Climate Technologies	48	13	11
Tools and Storage	16	5	7
Total	$284	126	81

During 2011, the Company's business segments incurred start-up and moving costs related to relocating assets to best cost locations, geographic expansion to directly serve local markets, or shutdown costs for the consolidation of facilities within geographic locations to increase operational efficiency. Severance and benefits expense relates to exiting approximately 20 facilities, including those consolidated within regions, and eliminating approximately 2,800 positions. Start-up and moving costs were substantially incurred in Industrial Automation and Network Power, while Industrial Automation incurred most of the fixed-asset write-downs. Facilities consolidation largely occurred in North America and Europe. Vacant facilities and other shutdown costs were not material for any segment.

Costs incurred during 2010 included actions to exit approximately 25 production, distribution or office facilities and eliminate approximately 3,500 positions, as well as costs related to facilities exited in previous periods. All the Company's business segments incurred shutdown costs due to workforce reductions and/or the consolidation of facilities. Start-up and moving costs, vacant facilities and other costs were not material for any segment. In addition to force-count reductions, actions in 2010 included Process Management consolidating some North American and European production; Industrial Automation consolidating production and sales within Europe and North America; Network Power consolidating North American production and shifting some capabilities from North America and Europe to Asia; and Climate Technologies consolidating or downsizing production in North America and Europe.

Costs incurred during 2009 included exiting approximately 25 production, distribution or office facilities and eliminating approximately 20,000 positions, of which approximately one-half were from restructuring actions and the remainder through layoffs and attrition, as well as costs related to facilities exited in previous periods. All the Company's business segments incurred shutdown costs due to workforce reductions and/or the consolidation of facilities. Start-up and moving costs were primarily attributable to Network Power and Industrial Automation, while Network Power incurred most of the asset write-downs. Vacant facilities and other costs were immaterial for any segment. In addition to worldwide forcecount reductions, actions during 2009 included Industrial Automation consolidating production facilities; Network Power primarily incurring integration costs for the Embedded Computing acquisition, but also consolidating production in North America and Europe and shifting certain capabilities from Europe to Asia; Climate Technologies consolidating or downsizing production in North America, Europe and Asia; and Tools and Storage consolidating and downsizing production in North America.

Goodwill And Other Intangibles	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangibles [Abstract]
Goodwill And Other Intangibles
(6)  Goodwill and Other Intangibles

Purchases of businesses are accounted for under the acquisition method, with substantially all goodwill assigned to the reporting unit that acquires the business. Under an impairment test performed annually, if the carrying amount of a reporting unit's goodwill exceeds its estimated fair value, impairment is recognized to the extent that the carrying amount exceeds the implied fair value of the goodwill. Fair values of reporting units are estimated using discounted cash flows and are subject to change due to changes in underlying economic conditions. The change in the carry amount of goodwill by business segment follows. See Notes 3 and 4 for further discussion of changes in goodwill related to acquisitions, divestitures and impairment.

	PROCESS	INDUSTRIAL	NETWORK	CLIMATE	TOOLS AND
	MANAGEMENT	AUTOMATION	POWER	TECHNOLOGIES	STORAGE	TOTAL
Balance, September 30, 2009	$2,279	1,304	2,417	473	605	7,078
Acquisitions	27	97	1,509			1,633
Divestitures			(2)		(44)	(46)
Foreign currency translation and other	(32)	(22)	73	(9)	(19)	(9)
Balance, September 30, 2010	$2,274	1,379	3,997	464	542	8,656
Acquisitions	110			15		125
Divestitures		(1)	(8)		(6)	(15)
Impairment		(19)				(19)
Foreign currency translation and other	(16)	34	1	4	1	24
Balance, September 30, 2011	$2,368	1,393	3,990	483	537	8,771

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

	CUSTOMER RELATIONSHIPS		INTELLECTUAL PROPERTY		CAPITALIZED SOFTWARE		TOTAL
	2010	2011	2010	2011	2010	2011	2010	2011
Gross carrying amount	$1,414	1,499	1,127	1,110	918	971	3,459	3,580
Less: Accumulated amortization	181	330	420	518	708	763	1,309	1,611
Net carrying amount	$1,233	1,169	707	592	210	208	2,150	1,969

Total intangible asset amortization expense for 2011, 2010 and 2009 was  $345,  $254 and  $184, respectively. Based on intangible asset balances as of September 30, 2011, amortization expense is expected to approximate  $312 in 2012,  $267 in 2013,  $231 in 2014,  $198 in 2015 and  $173 in 2016.

Financial Instruments	12 Months Ended
Sep. 30, 2011
Financial Instruments [Abstract]
Financial Instruments
(7)  Financial Instruments

HEDGING ACTIVITIES

The notional value of foreign currency hedge positions was approximately  $1.5 billion as of September 30, 2011. Commodity hedges outstanding as of September 30, 2011 included a total of approximately 107 million pounds of copper and aluminum. All derivatives receiving deferral accounting are cash flow hedges. The majority of hedging gains and losses deferred as of September 30, 2011 are expected to be recognized over the next 12 months as the underlying forecasted transactions occur. Amounts included in earnings and other comprehensive income follow:

		GAIN (LOSS) TO EARNINGS			GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME
		2009	2010	2011	2009	2010	2011
Deferred	Location
Foreign currency	Sales	$(24)	(5)	11	(18)	11	2
Foreign currency	Cost of sales	(32)	6	22	(40)	30	(16)
Commodity	Cost of sales	(96)	42	52	(40)	44	(58)

Not Deferred
Foreign currency	Other deductions, net	(67)	117	10
Commodity	Cost of sales	(11)	–	(1)
Total		$(230)	160	94	(98)	85	(72)

Regardless of whether or not derivatives receive deferral accounting, the Company expects hedging gains or losses to be essentially offset by losses or gains on the related underlying exposures. The amounts ultimately recognized will differ from those presented above for any open positions, which remain subject to ongoing market price fluctuations until settlement. Derivatives receiving deferral accounting are highly effective, no amounts were excluded from the assessment of hedge effectiveness, and hedge ineffectiveness was immaterial in 2011, 2010 and 2009, including gains or losses on derivatives that were discontinued because forecasted transactions were no longer expected to occur.

FAIR VALUE MEASUREMENTS

Fair values of derivative contracts outstanding as of September 30 follow:

	ASSETS	LIABILITIES	ASSETS	LIABILITIES
	2010	2010	2011	2011
Exposure
Foreign currency	$67	(50)	17	(48)
Commodity	$31	(3)	–	(83)

The Company posted  $53 of collateral as of September 30, 2011. The maximum collateral the Company could have been required to post as of September 30, 2011 was  $116. The fair value of long-term debt was  $5,276 and  $5,292, respectively, as of September 30, 2011 and 2010, which exceeded the carrying value by  $673 and  $635, respectively.

Short-Term Borrowings And Lines Of Credit	12 Months Ended
Sep. 30, 2011
Short-Term Borrowings And Lines Of Credit [Abstract]
Short-Term Borrowings And Lines Of Credit
(8)  Short-Term Borrowings and Lines of Credit

Short-term borrowings and current maturities of long-term debt are summarized as follows:

	2010	2011
Current maturities of long-term debt	$71	279
Commercial paper	401	588
Payable to banks	8	10
Total	$480	877
Weighted-average short-term borrowing interest rate at year end	0.3%	0.1%

The Company periodically issues commercial paper as a source of short-term financing. In December 2010 the Company entered into a  $2.75 billion four-year revolving backup credit facility to support short-term borrowings, which replaced a  $2.83 billion five-year revolving credit facility dated April 2006. The Company did not draw upon either facility in 2011, 2010 or 2009. The credit facility contains no financial covenants and is not subject to termination based on a change in credit ratings or material adverse changes.

Long-Term Debt	12 Months Ended
Sep. 30, 2011
Long-Term Debt [Abstract]
Long-Term Debt
(9)  Long-Term Debt

Long-term debt is summarized as follows:

	2010	2011
5.75% notes due November 2011	$250	250
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	157	103
Long-term debt	4,657	4,603
Less: Current maturities	71	279
Total, net	$4,586	4,324

Long-term debt maturing during each of the four years after 2012 is  $560,  $265,  $500 and  $250, respectively. Total interest paid related to short-term borrowings and long-term debt was approximately  $239,  $264 and  $230 in 2011, 2010 and 2009, respectively.

The Company maintains a universal shelf registration statement on file with the SEC under which it could issue debt securities, preferred stock, common stock, warrants, share purchase contracts and share purchase units without a predetermined limit. Securities can be sold in one or more separate offerings with the size, price and terms to be determined at the time of sale.

Retirement Plans	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Retirement Plans

 (10)  Retirement Plans

Retirement plans expense includes the following components:

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Defined benefit plans:
Service cost (benefits earned during the period)	$46	51	52	22	24	30
Interest cost	174	175	172	45	45	50
Expected return on plan assets	(243)	(263)	(279)	(37)	(42)	(49)
Net amortization	70	122	147	17	20	22
Net periodic pension expense	47	85	92	47	47	53
Defined contribution plans	80	81	98	37	36	50
Total retirement plans expense	$127	166	190	84	83	103

Reconciliations of the actuarial present value of the projected benefit obligations and of the fair value of plan assets for defined benefit pension plans follow:

	U.S. PLANS		NON-U.S. PLANS
	2010	2011	2010	2011
Projected benefit obligation, beginning	$3,202	3,466	864	1,061
Service cost	51	52	24	30
Interest cost	175	172	45	50
Actuarial (gain) loss	207	114	112	(125)
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	(15)	-	61	-
Foreign currency translation and other	3	7	-	(3)
Projected benefit obligation, ending	$3,466	3,644	1,061	960

Fair value of plan assets, beginning	$2,822	3,206	634	714
Actual return on plan assets	328	29	60	-
Employer contributions	212	112	35	30
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	-	-	41	-
Foreign currency translation and other	1	2	(11)	(1)
Fair value of plan assets, ending	$3,206	3,182	714	690

Net amount recognized in the balance sheet	$(260)	(462)	(347)	(270)

Amounts recognized in the balance sheet:
Noncurrent asset	$-	-	5	4
Noncurrent liability	$(260)	(462)	(352)	(274)
Accumulated other comprehensive loss	$(1,439)	(1,659)	(338)	(240)

Approximately  $184 of the  $1,899 of losses deferred in accumulated other comprehensive income at September 30, 2011, will be amortized into earnings in 2012. As of September 30, 2011, retirement plans in total were underfunded by  $732.

As of the plans' September 30, 2011 and 2010 measurement dates, the total accumulated benefit obligation was  $4,345 and  $4,246, respectively. Also, as of the plans' respective measurement dates, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for retirement plans with accumulated benefit obligations in excess of plan assets were  $4,093,  $3,907 and  $3,380, respectively, for 2011, and  $1,120,  $1,043 and  $618, respectively, for 2010.

Future benefit payments for U.S. plans are estimated to be  $174 in 2012,  $183 in 2013,  $192 in 2014,  $200 in 2015,  $208 in 2016 and  $1,157 in total over the five years 2017 through 2021. Based on foreign currency exchange rates as of September 30, 2011, future benefit payments for non-U.S. plans are estimated to be  $43 in 2012,  $47 in 2013,  $49 in 2014,  $55 in 2015,  $55 in 2016 and  $308 in total over the five years 2017 through 2021. In 2012, the Company expects to contribute approximately  $150 to its retirement plans.

The weighted-average assumptions used in the valuations of pension benefits were as follows:

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Assumptions used to determine net pension expense:
Discount rate	6.50%	5.50%	5.00%	5.9%	5.3%	4.6%
Expected return on plan assets	8.00%	8.00%	8.00%	6.0%	5.9%	5.9%
Rate of compensation increase	3.25%	3.00%	3.00%	3.5%	3.9%	3.5%

Assumptions used to determine benefit obligations:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

The discount rate for the U.S. retirement plans was 4.75 percent as of September 30, 2011. An actuarially determined, company-specific yield curve is used to determine the discount rate. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating Emerson's asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past. The Company expects to reduce the assumed investment return on plan assets to 7.75 percent for 2012. Defined benefit pension plan expense for 2012 is expected to be approximately  $170, versus  $145 in 2011.

The Company's asset allocations at September 30, 2011 and 2010, and weighted-average target allocations are as follows:

	U.S. PLANS			NON-U.S. PLANS
	2010	2011	TARGET	2010	2011	TARGET

Equity securities	65%	62%	60-70%	51%	50%	50-60%
Debt securities	29%	30%	25-35%	31%	32%	25-35%
Other	6%	8%	3-10%	18%	18%	10-20%
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of plan assets is to secure participant retirement benefits while earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high yield element which is generally shorter in duration. A small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments for diversification, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited to exchange-traded futures contracts and is inconsequential.

The fair values of defined benefit plan assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820 as outlined in Note 1 follow:

	Level 1	Level 2	Level 3	Total	%
2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291		767	20%
Emerging market equities	59	128		187	5%
Corporate bonds		522		522	14%
Government bonds		509		509	13%
High yield bonds		130		130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

2010
U.S. equities	$879	457	130	1,466	38%
International equities	533	256		789	20%
Emerging market equities	67	136		203	5%
Corporate bonds	23	449		472	12%
Government bonds	6	533		539	14%
High yield bonds	2	133		135	3%
Other	33	164	119	316	8%
Total	$1,543	2,128	249	3,920	100%

ASSET CLASSES
U.S. Equities reflects companies domiciled in the U.S., including multinational companies. International Equities is comprised of companies domiciled in developed nations outside the U.S. Emerging Market Equities is comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America. Corporate Bonds represent investment-grade debt of issuers primarily from the U.S. Government Bonds include investment-grade instruments issued by federal, state and local governments, primarily in the U.S. High Yield Bonds include non-investment-grade debt from a diverse group of developed market issuers. Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture and exchange-traded real estate funds, life insurance contracts (U.S.) and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

FAIR VALUE HIERARCHY CATEGORIES
Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily non-exchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either broker/dealer quotation or market-observed pricing for the underlying assets. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transferability restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the Other class, interests in mixed assets funds are Level 2 and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.

A reconciliation of the change in value for Level 3 assets follows:

	2010	2011
Beginning balance, October 1	$221	249
Gains (Losses) on assets held	28	34
Gains (Losses) on assets sold	(9)	(9)
Purchases, sales and settlements, net	9	(7)
Ending balance, September 30	$249	267

Postretirement Plans	12 Months Ended
Sep. 30, 2011
Postretirement Plans [Abstract]
Postretirement Plans
(11)  Postretirement Plans

The Company sponsors unfunded postretirement benefit plans (primarily health care) for U.S. retirees and their dependents. The components of net postretirement benefits expense for the years ended September 30 follow:

	2009	2010	2011
Service cost	$4	5	3
Interest cost	30	24	17
Net amortization	15	1	(7)
Net postretirement expense	$49	30	13

Reconciliations of the actuarial present value of accumulated postretirement benefit obligations follow:

	2010	2011
Benefit obligation, beginning	$499	417
Service cost	5	3
Interest cost	24	17
Actuarial (gain) loss	(36)	(25)
Benefits paid	(32)	(20)
Plan amendments	(34)	-
Acquisitions/divestitures and other	(9)	-
Benefit obligation, ending (recognized in balance sheet)	$417	392

As of September 30, 2011 there was  $84 of deferred actuarial gains in accumulated other comprehensive income, of which approximately  $10 will be amortized into earnings in 2012. The assumed discount rates used in measuring the benefit obligations as of September 30, 2011, 2010 and 2009, were 4.25 percent, 4.25 percent and 5.0 percent, respectively. The assumed health care cost trend rate for 2012 is 8.0 percent, declining to 5.0 percent in the year 2018, and for 2011 was 8.0 percent, declining to 5.0 percent in the year 2017. A one-percentage-point increase or decrease in the assumed health care cost trend rate for each year would increase or decrease 2011 postretirement expense and the benefit obligation as of September 30, 2011 less than 5 percent. The Company estimates that future health care benefit payments will be  $37 in 2012,  $37 in 2013,  $36 in 2014,  $36 in 2015,  $34 in 2016 and  $156 in total over the five years 2017 through 2021.

Contingent Liabilities And Commitments	12 Months Ended
Sep. 30, 2011
Contingent Liabilities And Commitments [Abstract]
Contingent Liabilities And Commitments
(12)  Contingent Liabilities and Commitments

Emerson is a party to a number of pending legal proceedings and claims, including those involving general and product liability and other matters, several of which claim substantial amounts of damages. The Company accrues for such liabilities when it is probable that future costs (including legal fees and expenses) will be incurred and such costs can be reasonably estimated. Accruals are based on developments to date; management's estimates of the outcomes of these matters; the Company's experience in contesting, litigating and settling similar matters; and any related insurance coverage. Although it is not possible to predict the ultimate outcome of these matters, the Company historically has been successful in defending itself against claims and suits that have been brought against it, and will continue to defend itself vigorously in all such matters. While the Company believes a material adverse impact is unlikely, given the inherent uncertainty of litigation, a remote possibility exists that a future development could have a material adverse impact on the Company.

The Company enters into certain indemnification agreements in the ordinary course of business in which the indemnified party is held harmless and is reimbursed for losses incurred from claims by third parties, usually up to a prespecified limit. In connection with divestitures of certain assets or businesses, the Company often provides indemnities to the buyer with respect to certain matters including, as examples, environmental or unidentified tax liabilities related to periods prior to the disposition. Because of the uncertain nature of the indemnities, the maximum liability cannot be quantified. As such, liabilities are recorded when they are both probable and reasonably estimable. Historically, payments under indemnity arrangements have been inconsequential.

At September 30, 2011, there were no known contingent liabilities (including guarantees, pending litigation, taxes and other claims) that management believes will be material in relation to the Company's financial statements, nor were there any material commitments outside the normal course of business.

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
(13) Income Taxes

Pretax earnings from continuing operations consist of the following:

	2009	2010	2011
United States	$1,169	1,303	1,891
Non-U.S.	1,281	1,576	1,740
Total pretax earnings from continuing operations	$2,450	2,879	3,631

The principal components of income tax expense follow:

	2009	2010	2011
Current:
Federal	$230	496	503
State and local	25	33	37
Non-U.S.	313	413	477

Deferred:
Federal	149	(55)	149
State and local	9	(1)	3
Non-U.S.	(38)	(38)	(42)
Income tax expense	$688	848	1,127

Reconciliations of the U.S. federal statutory tax rate to the Company's effective tax rate follow:

	2009	2010	2011
Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.9	0.7	0.7
Non-U.S. rate differential	(4.6)	(4.5)	(3.5)
Non-U.S. tax holidays	(2.0)	(2.2)	(1.0)
U.S. manufacturing deduction	(0.8)	(0.6)	(1.1)
Other	(0.4)	1.0	0.9
Effective income tax rate	28.1%	29.4%	31.0%

Non-U.S. tax holidays reduce tax rates in certain foreign jurisdictions and are expected to expire over the next seven years.

Following are reconciliations of the beginning and ending balances of unrecognized tax benefits before recoverability of cross-jurisdictional tax credits (federal, state and non-U.S.) and temporary differences. The amount of unrecognized tax benefits is not expected to significantly increase or decrease within the next 12 months.

	2010	2011
Beginning balance, at October 1	$159	170
Additions for current year tax positions	48	13
Additions for prior year tax positions	20	27
Reduction for prior year tax positions	(34)	(22)
Reduction for settlements with tax authorities	(10)	(7)
Reduction for expirations of statue of limitations	(13)	(19)
Ending balance, at September 30	$170	162

If none of the unrecognized tax benefits shown is ultimately paid, the tax provision and the calculation of the effective tax rate would be favorably impacted by  $126. The Company accrues interest and penalties related to income taxes in income tax expense. Total interest and penalties recognized were  $(3),  $(1)  and  $6 in 2011, 2010 and 2009, respectively. As of September 30, 2011 and 2010, total accrued interest and penalties were  $36 and  $37, respectively.

The United States is the major jurisdiction for which the Company files income tax returns. Examinations by the U.S. Internal Revenue Service are complete through fiscal 2007. The status of state and non-U.S. tax examinations varies by the numerous legal entities and jurisdictions in which the Company operates.

The principal items that gave rise to deferred income tax assets and liabilities follow:

	2010	2011
Deferred tax assets:
Net operating losses and tax credits	$281	242
Accrued liabilities	225	219
Postretirement and postemployment benefits	153	137
Employee compensation and benefits	225	176
Pensions	143	196
Other	137	176
Total	1,164	1,146

Valuation allowances	(105)	(107)

Deferred tax liabilities:
Intangibles	(918)	(890)
Property, plant and equipment	(265)	(284)
Other	(136)	(133)
Total	(1,319)	(1,307)

Net deferred income tax asset (liability)	$(260)	(268)

At September 30, 2011 and 2010, respectively, net current deferred tax assets were  $400 and  $374, and net noncurrent deferred tax liabilities were  $668 and  $634. Total income taxes paid were approximately  $1,030,  $890 and  $780 in 2011, 2010 and 2009, respectively. Approximately half of the  $242 net operating losses and tax credits can be carried forward indefinitely, while the remainder expire over varying periods.

Stock-Based Compensation	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(14)  Stock-Based Compensation

The Company's stock-based compensation plans include stock options, performance shares, restricted stock and restricted stock units. Although the Company has discretion, shares distributed under these plans are issued from treasury stock.

STOCK OPTIONS

The Company's stock option plans permit key officers and employees to purchase common stock at specified prices. Outstanding options were granted at 100 percent of the average of the high and low market prices of the Company's common stock on the date of grant, generally vest one-third each year and expire 10 years from the date of grant. Compensation expense is recognized ratably over the vesting period based on the number of options expected to vest. The Company registered a new stock option plan in May 2011 and as of September 30, 2011, 23.2 million options were available for grant under the plans.

Changes in shares subject to option during the year ended September 30, 2011 follow:

	AVERAGE		TOTAL	AVERAGE
	EXERCISE PRICE		INTRINSIC VALUE	REMAINING
(SHARES IN THOUSANDS)	PER SHARE	SHARES	OF AWARDS	LIFE (YEARS)
Beginning of year	$38.04	13,669
Options granted	$53.75	4,696
Options exercised	$33.20	(2,117)
Options canceled	$45.90	(296)
End of year	$43.16	15,952	$78	6.3
Exercisable at year end	$39.67	9,815	$64	4.9

The weighted-average grant date fair value per option granted was  $11.00,  $8.51 and  $4.45 for 2011, 2010 and 2009, respectively. Cash received for option exercises was  $65 in 2011,  $53 in 2010 and  $33 in 2009. The total intrinsic value of options exercised was  $49,  $59 and  $10 in 2011, 2010 and 2009, respectively, and the actual tax benefit realized from tax deductions related to option exercises was  $16,  $4 and  $7, respectively.

The grant date fair value of each option is estimated using the Black-Scholes option-pricing model. Weighted-average assumptions used in the Black-Scholes valuations for 2011, 2010 and 2009 are as follows: risk-free interest rate based on the U.S. Treasury yield of 1.9 percent, 3.0 percent and 2.4 percent; dividend yield of 2.6 percent, 3.2 percent and 4.2 percent; and expected volatility based on historical volatility of 25 percent, 25 percent and 22 percent. The expected life of an option is seven years based on historical experience and expected future exercise patterns.

PERFORMANCE SHARES, RESTRICTED STOCK AND RESTRICTED STOCK UNITS

The Company's incentive shares plans include performance share awards which distribute the value of common stock to key management personnel subject to certain operating performance conditions and other restrictions. Distribution is primarily in shares of common stock and partially in cash. Compensation expense is recognized over the service period based on the number of awards expected to be ultimately earned. Performance share awards are accounted for as liabilities in accordance with ASC 718, Compensation – Stock Compensation, with compensation expense adjusted at the end of each period to reflect the change in fair value of the awards.

As a result of the Company achieving the performance objective at the end of 2010 and employees providing an additional year of service, 4,777,248 rights to receive common shares vested and were distributed to participants in 2011 as follows: 2,841,534 issued in shares, 1,661,045 withheld for income taxes and 274,669 paid in cash. As of September 30, 2011, 5,367,146 rights to receive common shares (awarded primarily in 2010) were outstanding, contingent upon achieving the Company's performance objective through 2013 and the provision of service by the employees.

Incentive shares plans also include restricted stock awards, which involve distribution of common stock to key management personnel subject to cliff vesting at the end of service periods ranging from three to 10 years. The fair value of outstanding awards was determined based on the average of the high and low market prices of the Company's common stock on the date of grant, with compensation expense recognized ratably over the applicable service period. In 2011, 520,000 shares of restricted stock vested as a result of participants fulfilling the applicable service requirements and, accordingly, 299,990 shares were issued while 220,010 shares were withheld for income taxes in accordance with minimum withholding requirements. In 2010, the Company performed a one-time conversion of outstanding Avocent stock awards in conjunction with the acquisition and during 2010, 685,755 of these shares vested, with 467,452 Emerson shares issued and 218,303 shares withheld for taxes in accordance with minimum withholding requirements. As of September 30, 2011, there were 1,733,956 shares of unvested restricted stock outstanding, including 115,956 shares related to the one-time Avocent conversion.

Changes in awards outstanding but not yet earned under the incentive shares plans during the year ended September 30, 2011 follow:

		AVERAGE GRANT DATE
(SHARES IN THOUSANDS)	SHARES	FAIR VALUE PER SHARE
Beginning of year	12,283	$39.76
Granted	393	$54.84
Earned/vested	(5,436)	$41.44
Canceled	(139)	$38.76
End of year	7,101	$39.38

The total fair value of shares vested under the incentive shares plans was  $276,  $42 and  $3, respectively, in 2011, 2010 and 2009, of which  $113,  $15 and  $1, respectively, was paid in cash, primarily for tax withholding. As of September 30, 2011, 10 million shares remained available for award under the incentive shares plans.

Total compensation expense for the stock option and incentive shares plans was  $121,  $217 and  $54, for 2011, 2010 and 2009, respectively. The decrease from 2010 to 2011 reflects changes in the Company's stock price and the vesting and payment of a portion of the 2007 awards early in 2011. The increase from 2009 to 2010 reflects overlap of two performance share programs during the year (2007 awards for performance through 2010 and 2010 awards for performance through 2013) and a higher stock price in 2010. Income tax benefits recognized in the income statement for these compensation arrangements during 2011, 2010 and 2009 were  $32,  $65 and  $13, respectively. As of September 30, 2011, there was  $170 of total unrecognized compensation cost related to unvested awards granted under these plans, which is expected to be recognized over a weighted-average period of 1.9 years.

In addition to the stock option and incentive shares plans, in 2011 the Company awarded 15,656 shares of restricted stock and 3,914 restricted stock units under the restricted stock plan for non-management directors. As of September 30, 2011, 318,552 shares remained available for issuance under this plan.

Common Stock	12 Months Ended
Sep. 30, 2011
Common Stock [Abstract]
Common Stock
(15) Common Stock

At September 30, 2011, 55 million shares of common stock were reserved for issuance under the Company's stock-based compensation plans. During 2011, 18.7 million common shares were repurchased and 4.9 million treasury shares were reissued.

Business Segments Information	12 Months Ended
Sep. 30, 2011
Business Segments Information [Abstract]
Business Segments Information
(16)  Business Segments Information

The Company designs and supplies products and technology and delivers engineering services in a wide range of industrial, commercial and consumer markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell. The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, and services and solutions that provide precision control, monitoring and asset optimization for plants that produce power or process fluids such as petroleum, chemicals, food and beverages, pulp and paper, and pharmaceuticals. The Industrial Automation segment provides commercial and industrial motors and drives, power transmission and materials handling equipment, low, medium and high voltage alternators and other power generation equipment, materials joining and precision cleaning products, fluid power and control mechanisms, and electrical distribution equipment which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems, including power conditioning and uninterruptible AC and DC power supplies, embedded power supplies, precision cooling systems, electrical switching equipment, and integrated infrastructure monitoring and management systems for telecommunications networks, data centers and other critical applications. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring services to all elements of the climate control industry. The Tools and Storage segment provides tools for professionals and homeowners, home and commercial storage systems, and appliance solutions. The principal distribution method for each segment is a direct sales force, although the Company also uses independent sales representatives and distributors. Due to its global presence, certain of the Company's international operations are subject to risks such as nationalization of operations, significant currency exchange rate fluctuations and restrictions on the movement of funds.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Corporate assets are comprised of primarily cash and equivalents, investments and certain fixed assets. Summarized below is information about the Company's operations by business segment and by geographic region (also see Notes 3 through 6).

BUSINESS SEGMENTS

	SALES			EARNINGS			TOTAL ASSETS
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$6,135	6,022	7,000	1,060	1,093	1,402	5,283	5,406	5,915
Industrial Automation	4,172	4,289	5,294	470	591	830	3,420	3,688	3,818
Network Power	5,456	5,828	6,811	579	800	756	4,973	8,072	7,945
Climate Technologies	3,197	3,801	3,995	411	691	709	2,131	2,172	2,229
Tools and Storage	1,725	1,755	1,837	276	357	375	1,804	1,314	1,271
	20,685	21,695	24,937	2,796	3,532	4,072	17,611	20,652	21,178
Differences in accounting methods				179	195	231
Corporate and other (a)				(305)	(587)	(449)	2,152	2,191	2,683
Sales eliminations/Interest	(583)	(656)	(715)	(220)	(261)	(223)
Total	$20,102	21,039	24,222	2,450	2,879	3,631	19,763	22,843	23,861

(a)
Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased  $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year, and increased  $163 in 2010 related to an increase in stock price and the overlap of two plans in 2010 (see Note 14). Corporate and other in 2010 also reflects higher acquisition-related costs.

	INTERSEGMENT SALES			DEPRECIATION AND AMORTIZATION EXPENSE			CAPITAL EXPENDITURES
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$2	3	7	166	183	198	100	105	194
Industrial Automation	499	570	640	143	150	148	99	114	138
Network Power	16	31	24	155	205	286	100	103	99
Climate Technologies	43	46	42	138	148	138	83	104	120
Tools and Storage	23	6	2	96	95	57	64	57	35
Corporate and other				29	35	40	85	41	61
Total	$583	656	715	727	816	867	531	524	647

GEOGRAPHIC

	SALES BY DESTINATION			PROPERTY, PLANT AND EQUIPMENT
	2009	2010	2011	2009	2010	2011
United States and Canada	$9,408	9,823	10,773	2,028	1,858	1,869
Asia	4,312	4,858	5,636	525	505	583
Europe	4,341	4,309	5,271	717	683	714
Latin America	1,004	1,065	1,319	227	229	262
Middle East/Africa	1,037	984	1,223	3	12	9
Total	$20,102	21,039	24,222	3,500	3,287	3,437

Sales in the U.S. were  $9,900,  $9,101 and  $8,686 for 2011, 2010 and 2009, respectively, and Asia includes sales in China of  $3,079,  $2,692 and  $2,306, respectively. U.S.-located fixed assets were  $1,853,  $1,839 and  $2,010.

Other Financial Data	12 Months Ended
Sep. 30, 2011
Other Financial Data [Abstract]
Other Financial Data
(17)  Other Financial Data

Items reported in earnings during the years ended September 30 include the following:

	2009	2010	2011
Depreciation expense	$543	562	522
Research and development expense	$460	473	555
Rent expense	$363	353	372

The Company leases facilities, transportation and office equipment and various other items under operating lease agreements. The minimum annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate  $245 in 2012,  $179 in 2013,  $118 in 2014,  $78 in 2015 and  $54 in 2016.

Items reported in accrued expenses include the following:

	2010	2011
Employee compensation	$683	640
Customer advanced payments	$385	385
Product warranty	$224	211

Other liabilities are summarized as follows:

	2010	2011
Deferred income taxes	$762	764
Pension plans	612	736
Postretirement plans, excluding current portion	380	361
Other	702	660
Total	$2,456	2,521

Other operating cash flow is comprised of the following:

	2009	2010	2011
Pension expense	$94	132	145
Stock compensation expense	54	217	121
(Gain) Loss on sale of businesses, net of tax	–	(167)	(25)
Other	123	15	38
Total	$271	197	279

Quarterly Financial Information	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
(18)  Quarterly Financial Information (Unaudited)

	FIRST		SECOND		THIRD		FOURTH		FULL
	QUARTER		QUARTER		QUARTER		QUARTER		YEAR
	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011
Net sales	$4,828	5,535	4,953	5,854	5,417	6,288	5,841	6,545	21,039	24,222
Gross profit	$1,868	2,163	1,963	2,306	2,164	2,498	2,331	2,590	8,326	9,557
Earnings from continuing operations common stockholders	$417	480	408	556	581	683	572	735	1,978	2,454
Net earnings common stockholders	$425	480	405	556	585	683	749	761	2,164	2,480

Earnings per common share from continuing operations:
Basic	$0.55	0.63	0.54	0.74	0.77	0.91	0.76	0.98	2.62	3.26
Diluted	$0.55	0.63	0.54	0.73	0.76	0.90	0.75	0.98	2.60	3.24

Net earnings per common share:
Basic	$0.56	0.63	0.54	0.74	0.78	0.91	0.99	1.02	2.87	3.29
Diluted	$0.56	0.63	0.53	0.73	0.77	0.90	0.98	1.01	2.84	3.27

Dividends per common share	$0.335	0.345	0.335	0.345	0.335	0.345	0.335	0.345	1.34	1.38

Common stock prices:
High	$43.71	58.74	51.10	62.24	53.73	61.29	53.82	58.47	53.82	62.24
Low	$37.45	52.12	41.22	55.86	42.69	50.84	42.73	41.31	37.45	41.31

Earnings per share are computed independently each period; as a result, the quarterly amounts may not sum to the calculated annual figure. Results include discontinued operations, see Note 3.

Emerson Electric Co. common stock (symbol EMR) is listed on the New York Stock Exchange and the Chicago Stock Exchange.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Financial Statement Presentation
FINANCIAL STATEMENT PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain operating results have been classified as discontinued operations. See Note 3.

Emerson adopted updates to ASC 810, Consolidation, in the first quarter of 2010. The updates require an entity to separately disclose noncontrolling interests in subsidiaries as a separate line item in the income statement and as a separate component of equity in the balance sheet. Adoption did not have a material impact on the Company's financial statements. As required, certain prior year amounts were reclassified as this change was retrospectively applied to prior periods.

Effective October 1, 2009, the Company adopted ASC 805, Business Combinations, which requires that assets acquired, liabilities assumed and contractual contingencies be measured at fair value as of the acquisition date and all acquisition costs be expensed as incurred. See Note 3 for a discussion of acquisition activity.

In the first quarter of 2010, the Company adopted updates to ASC 260, Earnings per Share, regarding the two-class method of computing earnings per share (EPS). This method requires earnings to be allocated to participating securities (for Emerson, certain employee stock awards) in the EPS computation based on each security's respective dividend rate. This change had an inconsequential impact on EPS.

Principles Of Consolidation
PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly-traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

Foreign Currency Translation
FOREIGN CURRENCY TRANSLATION

The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

Fair Value Measurements
FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurement, established a formal hierarchy and framework for measuring financial statement items at fair value and expanded disclosure about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of Emerson's financial instruments fall within Level 2. The fair value of the Company's long-term debt is estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics. In 2010, Emerson adopted the portions of ASC 820 related to nonfinancial assets and liabilities, including goodwill and certain other intangible and long-lived assets. Adoption did not have a material impact on the Company's financial statements.

Cash Equivalents	CASH EQUIVALENTS Cash equivalents consist of highly liquid investments with original maturities of three months or less.
Inventories
INVENTORIES

Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales
.

Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on fair value if the sum of expected future undiscounted cash flows of the related assets is less than their carrying values.

Goodwill And Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS

Assets and liabilities acquired in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts impairment tests of goodwill on an annual basis in the fourth quarter and between annual tests if events or circumstances indicate the fair value of a reporting unit may be less than its carrying value. If a reporting unit's carrying amount exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Fair values of reporting units are Level 3 measures and are developed under an income approach that discounts estimated future cash flows using risk-adjusted interest rates.

All of the Company's identifiable intangible assets are subject to amortization. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software, and are amortized on a straight-line basis over the estimated useful life. These intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

Warranty
WARRANTY

Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than one percent of sales.

Revenue Recognition
REVENUE RECOGNITION

The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered, and title passes to the customer with collection reasonably assured. In certain limited circumstances, revenue is recognized using the percentage-of-completion method, as performance occurs, or in accordance with ASC 985-605 related to software. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on vendor-specific objective evidence, third-party evidence or management estimate of the relative selling price, with revenue recognized individually for delivered elements only if they have value to the customer on a stand-alone basis, the performance of the undelivered items is probable and substantially in the Company's control or the undelivered elements are inconsequential or perfunctory, and there are no unsatisfied contingencies related to payment. Approximately ten percent of the Company's revenues arise from qualifying sales arrangements that include the delivery of multiple elements, principally in the Network Power and Process Management segments. The vast majority of these deliverables are tangible products, with a small portion attributable to installation, service and maintenance. Selling prices are primarily determined using vendor-specific objective evidence. Generally, contract duration is short-term and cancellation, termination or refund provisions apply only in the event of contract breach and have historically not been invoked.

As of October 1, 2010, certain updates  became effective for ASC 605, Revenue Recognition, regarding the allocation of consideration in multiple deliverables arrangements. Under the updated ASC 605, the allocation of consideration is now based on vendor-specific objective evidence, third party evidence or management estimates of selling price. The impact of this change on any period presented was inconsequential.

Derivatives And Hedging
DERIVATIVES AND HEDGING

In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. Emerson's foreign currency exposures primarily relate to transactions denominated in euros, Mexican pesos, Canadian dollars and Chinese renminbi. Primary commodity exposures are price fluctuations on forecasted purchases of copper and aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts are used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less and amounts currently hedged beyond 18 months are not significant.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and are recognized on the balance sheet at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized in earnings when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately.

If credit ratings on the Company's debt fall below pre-established levels, derivatives counterparties can require immediate full collateralization on instruments in net liability positions. Similarly, Emerson can demand full collateralization should any of the Company's counterparties' credit rating fall below certain thresholds. Counterparties to derivative arrangements are companies with high credit ratings. Risk from credit loss when derivatives are in asset positions is considered immaterial. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet. Net values of commodity contracts and foreign currency contracts are reported in current assets or accrued expenses depending on the position as of the balance sheet date. See Note 7.

Income Taxes
INCOME TAXES

The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and currently enacted tax rates for each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. The Company also provides for U.S. federal income taxes, net of available foreign tax credits, on earnings intended to be repatriated from non-U.S. locations. No provision has been made for U.S. income taxes on approximately  $5.9 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2011, as these earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Recognition of U.S. taxes on undistributed earnings would be triggered by a management decision to repatriate those earnings, although there is no current intention to do so. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.

Comprehensive Income
COMPREHENSIVE INCOME

Comprehensive income is primarily composed of net earnings plus changes in foreign currency translation, pension and postretirement adjustments, and the effective portion of changes in the fair value of cash flow hedges. Accumulated other comprehensive income, net of tax (a component of equity), consists of foreign currency translation credits of  $671 and of  $649, pension and postretirement charges of  $1,164 and  $1,108 and cash flow hedges and other charges of  $69 and credits of  $33, respectively, at September 30, 2011 and 2010. Accumulated other comprehensive income attributable to noncontrolling interests in subsidiaries consists primarily of earnings and foreign currency translation.

Retirement Plans
RETIREMENT PLANS

Effective September 30, 2010, the Company adopted updates to ASC 715, Compensation - Retirement Benefits. These updates expand disclosure about an entity's investment policies and strategies for assets held by defined benefit pension or postretirement plans, including information regarding major classes of plan assets, inputs and valuation techniques used to measure the fair value of assets, and concentrations of risk within the plans. See Note 10.

Weighted Average Common Shares (Tables)	12 Months Ended
Sep. 30, 2011
Weighted Average Common Shares [Abstract]
Schedule Of Basic And Diluted Earnings Per Common Share Reconciliation

(SHARES IN MILLIONS)	2009	2010	2011
Basic shares outstanding	753.7	750.7	748.5
Dilutive shares	5.0	6.3	5.0
Diluted shares outstanding	758.7	757.0	753.5

Acquisitions And Divestitures (Tables)	12 Months Ended
Sep. 30, 2010
Acquisitions And Divestitures [Abstract]
Schedule Of Purchase Price Of Avocent And Chloride Allocated To Assets And Liabilities
Accounts receivable	$197
Inventory	155
Property, plant & equipment and other assets	148
Intangibles	1,071
Goodwill	1,509
Assets held for sale, including deferred taxes	278
Total assets	3,358
Accounts payable and accrued expenses	183
Debt assumed	165
Deferred taxes and other liabilities	395
Cash paid, net of cash acquired	$2,615

Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2011
Other Deductions, Net [Abstract]
Schedule Of Other Deductions, Net

	2009	2010	2011
Amortization of intangibles (intellectual property and customer relationships)	$108	176	261
Rationalization of operations	284	126	81
Other	121	71	57
Gains, net	(39)	(4)	(24)
Total	$474	369	375

Rationalization Of Operations (Tables)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Rationalization Of Operations [Abstract]
Schedule Of Change In Liability For Rationalization Of Operations

	2010	EXPENSE	PAID / UTILIZED	2011
Severance and benefits	$57	17	50	24
Lease and other contract terminations	8	3	8	3
Fixed asset write-downs	-	12	12	-
Vacant facility and other shutdown costs	4	11	13	2
Start-up and moving costs	-	38	37	1
Total	$69	81	120	30

	2009	EXPENSE	PAID / UTILIZED	2010
Severance and benefits	$112	73	128	57
Lease and other contract terminations	7	9	8	8
Fixed asset write-downs	-	9	9	-
Vacant facility and other shutdown costs	2	14	12	4
Start-up and moving costs	1	21	22	-
Total	$122	126	179	69

Schedule Of Rationalization Of Operations By Segment

	2009	2010	2011
Process Management	$55	35	11
Industrial Automation	47	48	32
Network Power	118	25	20
Climate Technologies	48	13	11
Tools and Storage	16	5	7
Total	$284	126	81

Goodwill And Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangibles [Abstract]
Schedule Of Change In Carry Amount Of Goodwill By Business Segment

	PROCESS	INDUSTRIAL	NETWORK	CLIMATE	TOOLS AND
	MANAGEMENT	AUTOMATION	POWER	TECHNOLOGIES	STORAGE	TOTAL
Balance, September 30, 2009	$2,279	1,304	2,417	473	605	7,078
Acquisitions	27	97	1,509			1,633
Divestitures			(2)		(44)	(46)
Foreign currency translation and other	(32)	(22)	73	(9)	(19)	(9)
Balance, September 30, 2010	$2,274	1,379	3,997	464	542	8,656
Acquisitions	110			15		125
Divestitures		(1)	(8)		(6)	(15)
Impairment		(19)				(19)
Foreign currency translation and other	(16)	34	1	4	1	24
Balance, September 30, 2011	$2,368	1,393	3,990	483	537	8,771

Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class

	CUSTOMER RELATIONSHIPS		INTELLECTUAL PROPERTY		CAPITALIZED SOFTWARE		TOTAL
	2010	2011	2010	2011	2010	2011	2010	2011
Gross carrying amount	$1,414	1,499	1,127	1,110	918	971	3,459	3,580
Less: Accumulated amortization	181	330	420	518	708	763	1,309	1,611
Net carrying amount	$1,233	1,169	707	592	210	208	2,150	1,969

Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Financial Instruments [Abstract]
Schedule Of Amounts Included In Earnings And Other Comprehensive Income

		GAIN (LOSS) TO EARNINGS			GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME
		2009	2010	2011	2009	2010	2011
Deferred	Location
Foreign currency	Sales	$(24)	(5)	11	(18)	11	2
Foreign currency	Cost of sales	(32)	6	22	(40)	30	(16)
Commodity	Cost of sales	(96)	42	52	(40)	44	(58)

Not Deferred
Foreign currency	Other deductions, net	(67)	117	10
Commodity	Cost of sales	(11)	–	(1)
Total		$(230)	160	94	(98)	85	(72)

Schedule Of Fair Values Of Derivative Contracts Outstanding

	ASSETS	LIABILITIES	ASSETS	LIABILITIES
	2010	2010	2011	2011
Exposure
Foreign currency	$67	(50)	17	(48)
Commodity	$31	(3)	–	(83)

Short-Term Borrowings And Lines Of Credit (Tables)	12 Months Ended
Sep. 30, 2011
Short-Term Borrowings And Lines Of Credit [Abstract]
Schedule Of Short-Term Debt And Current Maturities Of Long-Term Debt

	2010	2011
Current maturities of long-term debt	$71	279
Commercial paper	401	588
Payable to banks	8	10
Total	$480	877
Weighted-average short-term borrowing interest rate at year end	0.3%	0.1%

Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2011
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	2010	2011
5.75% notes due November 2011	$250	250
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	157	103
Long-term debt	4,657	4,603
Less: Current maturities	71	279
Total, net	$4,586	4,324

Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Schedule Of Retirement Plans Expense

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Defined benefit plans:
Service cost (benefits earned during the period)	$46	51	52	22	24	30
Interest cost	174	175	172	45	45	50
Expected return on plan assets	(243)	(263)	(279)	(37)	(42)	(49)
Net amortization	70	122	147	17	20	22
Net periodic pension expense	47	85	92	47	47	53
Defined contribution plans	80	81	98	37	36	50
Total retirement plans expense	$127	166	190	84	83	103

Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans

	U.S. PLANS		NON-U.S. PLANS
	2010	2011	2010	2011
Projected benefit obligation, beginning	$3,202	3,466	864	1,061
Service cost	51	52	24	30
Interest cost	175	172	45	50
Actuarial (gain) loss	207	114	112	(125)
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	(15)	-	61	-
Foreign currency translation and other	3	7	-	(3)
Projected benefit obligation, ending	$3,466	3,644	1,061	960

Fair value of plan assets, beginning	$2,822	3,206	634	714
Actual return on plan assets	328	29	60	-
Employer contributions	212	112	35	30
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	-	-	41	-
Foreign currency translation and other	1	2	(11)	(1)
Fair value of plan assets, ending	$3,206	3,182	714	690

Net amount recognized in the balance sheet	$(260)	(462)	(347)	(270)

Amounts recognized in the balance sheet:
Noncurrent asset	$-	-	5	4
Noncurrent liability	$(260)	(462)	(352)	(274)
Accumulated other comprehensive loss	$(1,439)	(1,659)	(338)	(240)

Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Assumptions used to determine net pension expense:
Discount rate	6.50%	5.50%	5.00%	5.9%	5.3%	4.6%
Expected return on plan assets	8.00%	8.00%	8.00%	6.0%	5.9%	5.9%
Rate of compensation increase	3.25%	3.00%	3.00%	3.5%	3.9%	3.5%

Assumptions used to determine benefit obligations:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

Schedule Of Asset Allocations And Weighted-Average Target Allocations

	U.S. PLANS			NON-U.S. PLANS
	2010	2011	TARGET	2010	2011	TARGET

Equity securities	65%	62%	60-70%	51%	50%	50-60%
Debt securities	29%	30%	25-35%	31%	32%	25-35%
Other	6%	8%	3-10%	18%	18%	10-20%
Total	100%	100%	100%	100%	100%	100%

Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820

	Level 1	Level 2	Level 3	Total	%
2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291		767	20%
Emerging market equities	59	128		187	5%
Corporate bonds		522		522	14%
Government bonds		509		509	13%
High yield bonds		130		130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

2010
U.S. equities	$879	457	130	1,466	38%
International equities	533	256		789	20%
Emerging market equities	67	136		203	5%
Corporate bonds	23	449		472	12%
Government bonds	6	533		539	14%
High yield bonds	2	133		135	3%
Other	33	164	119	316	8%
Total	$1,543	2,128	249	3,920	100%

Reconciliation Of Change In Value For Level 3 Assets

	2010	2011
Beginning balance, October 1	$221	249
Gains (Losses) on assets held	28	34
Gains (Losses) on assets sold	(9)	(9)
Purchases, sales and settlements, net	9	(7)
Ending balance, September 30	$249	267

Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2011
Postretirement Plans [Abstract]
Components Of Net Postretirement Benefits Expense

	2009	2010	2011
Service cost	$4	5	3
Interest cost	30	24	17
Net amortization	15	1	(7)
Net postretirement expense	$49	30	13

Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations

	2010	2011
Benefit obligation, beginning	$499	417
Service cost	5	3
Interest cost	24	17
Actuarial (gain) loss	(36)	(25)
Benefits paid	(32)	(20)
Plan amendments	(34)	-
Acquisitions/divestitures and other	(9)	-
Benefit obligation, ending (recognized in balance sheet)	$417	392

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Schedule Of Pretax Earnings From Continuing Operations

	2009	2010	2011
United States	$1,169	1,303	1,891
Non-U.S.	1,281	1,576	1,740
Total pretax earnings from continuing operations	$2,450	2,879	3,631

Schedule Of Principal Components Of Income Tax Expense

	2009	2010	2011
Current:
Federal	$230	496	503
State and local	25	33	37
Non-U.S.	313	413	477

Deferred:
Federal	149	(55)	149
State and local	9	(1)	3
Non-U.S.	(38)	(38)	(42)
Income tax expense	$688	848	1,127

Schedule Of Reconciliations Of U.S. Federal Statutory Tax Rate

	2009	2010	2011
Federal rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	0.9	0.7	0.7
Non-U.S. rate differential	(4.6)	(4.5)	(3.5)
Non-U.S. tax holidays	(2.0)	(2.2)	(1.0)
U.S. manufacturing deduction	(0.8)	(0.6)	(1.1)
Other	(0.4)	1.0	0.9
Effective income tax rate	28.1%	29.4%	31.0%

Schedule Of Unrecognized Tax Benefits

	2010	2011
Beginning balance, at October 1	$159	170
Additions for current year tax positions	48	13
Additions for prior year tax positions	20	27
Reduction for prior year tax positions	(34)	(22)
Reduction for settlements with tax authorities	(10)	(7)
Reduction for expirations of statue of limitations	(13)	(19)
Ending balance, at September 30	$170	162

Schedule Of Deferred Income Tax Assets And Liabilities

	2010	2011
Deferred tax assets:
Net operating losses and tax credits	$281	242
Accrued liabilities	225	219
Postretirement and postemployment benefits	153	137
Employee compensation and benefits	225	176
Pensions	143	196
Other	137	176
Total	1,164	1,146

Valuation allowances	(105)	(107)

Deferred tax liabilities:
Intangibles	(918)	(890)
Property, plant and equipment	(265)	(284)
Other	(136)	(133)
Total	(1,319)	(1,307)

Net deferred income tax asset (liability)	$(260)	(268)

Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Schedule Of Changes In Shares Subject To Option

	AVERAGE		TOTAL	AVERAGE
	EXERCISE PRICE		INTRINSIC VALUE	REMAINING
(SHARES IN THOUSANDS)	PER SHARE	SHARES	OF AWARDS	LIFE (YEARS)
Beginning of year	$38.04	13,669
Options granted	$53.75	4,696
Options exercised	$33.20	(2,117)
Options canceled	$45.90	(296)
End of year	$43.16	15,952	$78	6.3
Exercisable at year end	$39.67	9,815	$64	4.9

Schedule Of Changes In Incentive Awards Outstanding

		AVERAGE GRANT DATE
(SHARES IN THOUSANDS)	SHARES	FAIR VALUE PER SHARE
Beginning of year	12,283	$39.76
Granted	393	$54.84
Earned/vested	(5,436)	$41.44
Canceled	(139)	$38.76
End of year	7,101	$39.38

Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2011
Business Segments Information [Abstract]
Results Of Operations By Business Segments

	SALES			EARNINGS			TOTAL ASSETS
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$6,135	6,022	7,000	1,060	1,093	1,402	5,283	5,406	5,915
Industrial Automation	4,172	4,289	5,294	470	591	830	3,420	3,688	3,818
Network Power	5,456	5,828	6,811	579	800	756	4,973	8,072	7,945
Climate Technologies	3,197	3,801	3,995	411	691	709	2,131	2,172	2,229
Tools and Storage	1,725	1,755	1,837	276	357	375	1,804	1,314	1,271
	20,685	21,695	24,937	2,796	3,532	4,072	17,611	20,652	21,178
Differences in accounting methods				179	195	231
Corporate and other (a)				(305)	(587)	(449)	2,152	2,191	2,683
Sales eliminations/Interest	(583)	(656)	(715)	(220)	(261)	(223)
Total	$20,102	21,039	24,222	2,450	2,879	3,631	19,763	22,843	23,861

(a)
Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased  $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year, and increased  $163 in 2010 related to an increase in stock price and the overlap of two plans in 2010 (see Note 14). Corporate and other in 2010 also reflects higher acquisition-related costs.

Business Segments Financial Information

	INTERSEGMENT SALES			DEPRECIATION AND AMORTIZATION EXPENSE			CAPITAL EXPENDITURES
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$2	3	7	166	183	198	100	105	194
Industrial Automation	499	570	640	143	150	148	99	114	138
Network Power	16	31	24	155	205	286	100	103	99
Climate Technologies	43	46	42	138	148	138	83	104	120
Tools and Storage	23	6	2	96	95	57	64	57	35
Corporate and other				29	35	40	85	41	61
Total	$583	656	715	727	816	867	531	524	647

Financial Information By Geographic Area

	SALES BY DESTINATION			PROPERTY, PLANT AND EQUIPMENT
	2009	2010	2011	2009	2010	2011
United States and Canada	$9,408	9,823	10,773	2,028	1,858	1,869
Asia	4,312	4,858	5,636	525	505	583
Europe	4,341	4,309	5,271	717	683	714
Latin America	1,004	1,065	1,319	227	229	262
Middle East/Africa	1,037	984	1,223	3	12	9
Total	$20,102	21,039	24,222	3,500	3,287	3,437

Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2011
Other Financial Data [Abstract]
Other Items Reported In Earnings

	2009	2010	2011
Depreciation expense	$543	562	522
Research and development expense	$460	473	555
Rent expense	$363	353	372

Accrued Expenses

	2010	2011
Employee compensation	$683	640
Customer advanced payments	$385	385
Product warranty	$224	211

Other Liabilities

	2010	2011
Deferred income taxes	$762	764
Pension plans	612	736
Postretirement plans, excluding current portion	380	361
Other	702	660
Total	$2,456	2,521

Other Operating Cash Flow

	2009	2010	2011
Pension expense	$94	132	145
Stock compensation expense	54	217	121
(Gain) Loss on sale of businesses, net of tax	–	(167)	(25)
Other	123	15	38
Total	$271	197	279

Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information

	FIRST		SECOND		THIRD		FOURTH		FULL
	QUARTER		QUARTER		QUARTER		QUARTER		YEAR
	2010	2011	2010	2011	2010	2011	2010	2011	2010	2011
Net sales	$4,828	5,535	4,953	5,854	5,417	6,288	5,841	6,545	21,039	24,222
Gross profit	$1,868	2,163	1,963	2,306	2,164	2,498	2,331	2,590	8,326	9,557
Earnings from continuing operations common stockholders	$417	480	408	556	581	683	572	735	1,978	2,454
Net earnings common stockholders	$425	480	405	556	585	683	749	761	2,164	2,480

Earnings per common share from continuing operations:
Basic	$0.55	0.63	0.54	0.74	0.77	0.91	0.76	0.98	2.62	3.26
Diluted	$0.55	0.63	0.54	0.73	0.76	0.90	0.75	0.98	2.60	3.24

Net earnings per common share:
Basic	$0.56	0.63	0.54	0.74	0.78	0.91	0.99	1.02	2.87	3.29
Diluted	$0.56	0.63	0.53	0.73	0.77	0.90	0.98	1.01	2.84	3.27

Dividends per common share	$0.335	0.345	0.335	0.345	0.335	0.345	0.335	0.345	1.34	1.38

Common stock prices:
High	$43.71	58.74	51.10	62.24	53.73	61.29	53.82	58.47	53.82	62.24
Low	$37.45	52.12	41.22	55.86	42.69	50.84	42.73	41.31	37.45	41.31

Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Summary Of Accounting Policies [Line Items]
Investments in publicly-traded companies carried at vair value if ownership is less than percent threshold	20.00%
Investments in nonpublicly-traded companies carried at cost if ownership is less than percent threshold	20.00%
Percentage of revenue from multiple deliverable arrangements	10.00%
Undistributed earnings of non-U.S. subsidiaries	$ 5,900,000,000
Foreign currency translation credits	671,000,000	649,000,000
Pension and postretirement charges	1,164,000,000	1,108,000,000
Cash flow hedges and other charges (credits)	$ 69,000,000	$ (33,000,000)
Buildings [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	40
Buildings [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	30
Machinery And Equipment [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	12
Machinery And Equipment [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	8
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	50.00%
Warranty period (in years)	2
Percentage of product warranty expenses on sales	1.00%
General duration of hedge positions is equal to or less than (in years)	2
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	20.00%
Warranty period (in years)	1

Weighted Average Common Shares (Details) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Weighted Average Common Shares [Abstract]
Basic shares outstanding	748.5	750.7	753.7
Dilutive shares	5	6.3	5
Diluted shares outstanding	753.5	757	758.7
Antidilutive shares excluded from computation of earnings per share	4.6	3.9	7.6

Acquisitions And Divestitures (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended								3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010 Avocent And Chloride [Member]	Sep. 30, 2009 Avocent And Chloride [Member]	Sep. 30, 2010 LANDesk [Member]	Sep. 30, 2010 Appliance Motors And U.S. Commercial And Industrial Motors [Member]	Sep. 30, 2009 Appliance Motors And U.S. Commercial And Industrial Motors [Member]	Sep. 30, 2011 Heating Elements Unit [Member]	Sep. 30, 2011 Heating Elements Unit [Member]	Sep. 30, 2010 Chloride [Member]	Dec. 31, 2009 Avocent [Member]	Jun. 30, 2009 Roxar ASA [Member]	Mar. 31, 2009 Trident Powercraft Private Limited [Member]	Dec. 31, 2008 System Plast SPA. [Member]
Business Acquisition [Line Items]
Cash paid, net of cash acquired									$ 232,000,000	$ 2,843,000,000	$ 776,000,000	$ 2,615,000,000
Total cash acquired from acquisitions									2,000,000	150,000,000	31,000,000
Debt assumed					169,000,000					169,000,000	230,000,000	165,000,000
Annualized sales									100,000,000	1,100,000,000	530,000,000
Goodwill	125,000,000				1,633,000,000				125,000,000	1,633,000,000	541,000,000	1,509,000,000
Tax deductible goodwill acquired											34,000,000
Identifiable intangible assets	75,000,000				1,166,000,000				75,000,000	1,166,000,000	365,000,000	1,071,000,000
Acquired finite-lived intangible asset, weighted average useful life (in years)									12	10	12
Discontinued operations, working capital															98,000,000
Discontinued operations, property, plant and equipment															152,000,000
Discontinued operations, goodwill															44,000,000
Discontinued operations, other assets															47,000,000
Proceeds from divestitures of businesses									103,000,000	846,000,000	4,000,000			230,000,000	622,000,000			73,000,000
Gain on sale of business, net of tax									25,000,000	167,000,000	0			12,000,000	155,000,000			21,000,000
Gain on sale of business, income tax														10,000,000	126,000,000			30,000,000
Total sales from discontinued operations															827,000,000	813,000,000	12,000,000
Net earnings (loss), excluding divestiture gain														(19,000,000)	38,000,000	9,000,000	1,000,000
Ownership interest acquired, percentage																			100.00%	100.00%	100.00%	100.00%	100.00%
Net Sales	6,545,000,000	6,288,000,000	5,854,000,000	5,535,000,000	5,841,000,000	5,417,000,000	4,953,000,000	4,828,000,000	24,222,000,000	21,039,000,000	20,102,000,000	373,000,000
Net earnings (loss)									2,530,000,000	2,217,000,000	1,771,000,000	(73,000,000)
Pro forma sales												21,600,000,000	21,000,000,000
Pro forma earnings												$ 2,100,000,000	$ 1,600,000,000

Acquisitions And Divestitures (Schedule Of Purchase Price Of Avocent And Chloride Allocated To Assets And Liabilities) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Business Acquisition [Line Items]
Intangibles	$ 75	$ 1,166	$ 365
Goodwill	125	1,633	541
Debt assumed		169	230
Cash paid, net of cash acquired	232	2,843	776
Avocent And Chloride [Member]
Business Acquisition [Line Items]
Accounts receivable		197
Inventory		155
Property, plant & equipment and other assets		148
Intangibles		1,071
Goodwill		1,509
Assets held for sale, including deferred taxes		278
Total assets		3,358
Accounts payable and accrued expenses		183
Debt assumed		165
Deferred taxes and other liabilities		395
Cash paid, net of cash acquired		$ 2,615

Other Deductions, Net (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Deductions, Net [Abstract]
Amortization of intangibles (intellectual property and customer relationships)	$ 261	$ 176	$ 108
Rationalization of operations	81	126	284
Other	57	71	121
Gains, net	(24)	(4)	(39)
Total	375	369	474
Impairment charge related to the Industrial Automation wind turbine pitch control business	19
Foreign currency transaction change		45
Gain on joint venture	15
Gains on sale of assets			25
After-tax gain on asset sale			17
Proceeds from asset sale			$ 41

Rationalization Of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Rationalization Of Operations [Line Items]
Rationalization of operations liability	$ 30	$ 69	$ 122
Rationalization of operations, EXPENSE	81	126	284
Rationalization of operations PAID / UTILIZED	120	179
Total number of facilities exited	20	25	25
Total number of positions eliminated	2,800	3,500	20,000
Minimum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	100
Maximum [Member]
Rationalization Of Operations [Line Items]
Expected future year rationalization expense	125
Severance And Benefits [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	24	57	112
Rationalization of operations, EXPENSE	17	73
Rationalization of operations PAID / UTILIZED	50	128
Lease And Other Contract Terminations [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	3	8	7
Rationalization of operations, EXPENSE	3	9
Rationalization of operations PAID / UTILIZED	8	8
Fixed Asset Write-Downs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	0	0	0
Rationalization of operations, EXPENSE	12	9
Rationalization of operations PAID / UTILIZED	12	9
Vacant Facility And Other Shutdown Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	2	4	2
Rationalization of operations, EXPENSE	11	14
Rationalization of operations PAID / UTILIZED	13	12
Start-Up And Moving Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability	1	0	1
Rationalization of operations, EXPENSE	38	21
Rationalization of operations PAID / UTILIZED	37	22
Process Management [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	11	35	55
Industrial Automation [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	32	48	47
Network Power [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	20	25	118
Climate Technologies [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	11	13	48
Tools And Storage [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, EXPENSE	$ 7	$ 5	$ 16

Goodwill And Other Intangibles (Schedule Of Change In Carry Amount Of Goodwill By Business Segment) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill [Line Items]
Goodwill, beginning balance	$ 8,656	$ 7,078
Acquisitions	125	1,633
Divestitures	(15)	(46)
Impairment	(19)
Foreign currency translation and other	24	(9)
Goodwill, ending balance	8,771	8,656
Process Management [Member]
Goodwill [Line Items]
Goodwill, beginning balance	2,274	2,279
Acquisitions	110	27
Foreign currency translation and other	(16)	(32)
Goodwill, ending balance	2,368	2,274
Industrial Automation [Member]
Goodwill [Line Items]
Goodwill, beginning balance	1,379	1,304
Acquisitions		97
Divestitures	(1)
Impairment	(19)
Foreign currency translation and other	34	(22)
Goodwill, ending balance	1,393	1,379
Network Power [Member]
Goodwill [Line Items]
Goodwill, beginning balance	3,997	2,417
Acquisitions		1,509
Divestitures	(8)	(2)
Foreign currency translation and other	1	73
Goodwill, ending balance	3,990	3,997
Climate Technologies [Member]
Goodwill [Line Items]
Goodwill, beginning balance	464	473
Acquisitions	15
Foreign currency translation and other	4	(9)
Goodwill, ending balance	483	464
Tools And Storage [Member]
Goodwill [Line Items]
Goodwill, beginning balance	542	605
Divestitures	(6)	(44)
Foreign currency translation and other	1	(19)
Goodwill, ending balance	$ 537	$ 542

Goodwill And Other Intangibles (Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	$ 3,580	$ 3,459
Less: Accumulated amortization	1,611	1,309
Net carrying amount	1,969	2,150
Amortization of intangible assets	345	254	184
Future amortization expense, 2012	312
Future amortization expense, 2013	267
Future amortization expense, 2014	231
Future amortization expense, 2015	198
Future amortization expense, 2016	173
Customer Relationships [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,499	1,414
Less: Accumulated amortization	330	181
Net carrying amount	1,169	1,233
Intellectual Property [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,110	1,127
Less: Accumulated amortization	518	420
Net carrying amount	592	707
Capitalized Software [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	971	918
Less: Accumulated amortization	763	708
Net carrying amount	$ 208	$ 210

Financial Instruments (Schedule Of Amounts Included In Earnings And Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	$ 94,000,000	$ 160,000,000	$ (230,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	(72,000,000)	85,000,000	(98,000,000)
Notional value of foreign currency hedge positions	1,500,000,000
Weight of copper and aluminum for commodity hedges, in pounds	107,000,000
Foreign Currency Derivatives Receiving Deferral Accounting - Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	11,000,000	(5,000,000)	(24,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	2,000,000	11,000,000	(18,000,000)
Foreign Currency Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	22,000,000	6,000,000	(32,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	(16,000,000)	30,000,000	(40,000,000)
Commodity Derivatives Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	52,000,000	42,000,000	(96,000,000)
GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME	(58,000,000)	44,000,000	(40,000,000)
Foreign Currency Derivatives Not Receiving Deferral Accounting - Other Deductions, Net [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	10,000,000	117,000,000	(67,000,000)
Commodity Derivatives Not Receiving Deferral Accounting - Cost Of Sales [Member]
Financial Instruments [Line Items]
GAIN (LOSS) TO EARNINGS	$ (1,000,000)	$ 0	$ (11,000,000)

Financial Instruments (Schedule Of Fair Values Of Derivative Contracts Outstanding) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Financial Instruments [Line Items]
Collateral balance posted	$ 53
Fair value of long-term debt	5,276	5,292
Fair value of long-term debt compared with carrying value	673	635
Foreign Currency Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative ASSETS	17	67
Fair value of derivative LIABILITIES	(48)	(50)
Commodity Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative ASSETS		31
Fair value of derivative LIABILITIES	(83)	(3)
Maximum [Member]
Financial Instruments [Line Items]
Collateral balance could have been required to post	$ 116

Short-Term Borrowings And Lines Of Credit (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Short Term Borrowings And Lines Of Credit [Line Items]
Current maturities of long-term debt	$ 279,000,000	$ 71,000,000
Commercial paper	588,000,000	401,000,000
Payable to banks	10,000,000	8,000,000
Total	877,000,000	480,000,000
Weighted-average short-term borrowing interest rate at year end	0.10%	0.30%
Four-Year Revolving Credit Facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity	2,750,000,000
Five-Year Revolving Credit Facility Dated April 2006 [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,830,000,000

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt Instrument [Line Items]
Long-term debt	$ 4,603	$ 4,657
Less: Current maturities	279	71
Total, net	4,324	4,586
Long-term debt maturing during year two	560
Long-term debt maturing during year three	265
Long-term debt maturing during year four	500
Long-term debt maturing during year five	250
Interest paid related to short-term borrowings and long-term debt	239	264	230
5.75% Notes Due November 2011 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.75%
Notes maturity date	November 2011
4.625% Notes Due October 2012 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.63%
Notes maturity date	October 2012
4.5% Notes Due May 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.50%
Notes maturity date	May 2013
5.625% Notes Due November 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.63%
Notes maturity date	November 2013
5.0% Notes Due December 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.00%
Notes maturity date	December 2014
4.125% Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.13%
Notes maturity date	April 2015
4.75% Notes Due October 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.75%
Notes maturity date	October 2015
5.125% Notes Due December 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.13%
Notes maturity date	December 2016
5.375% Notes Due October 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.38%
Notes maturity date	October 2017
5.25% Notes Due October 2018[Member]
Debt Instrument [Line Items]
Long-term debt	400	400
Notes interest rate, percentage	5.25%
Notes maturity date	October 2018
5.0% Notes Due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.00%
Notes maturity date	April 2019
4.875% Notes Due October 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	500	500
Notes interest rate, percentage	4.88%
Notes maturity date	October 2019
4.25% Notes Due November 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	300	300
Notes interest rate, percentage	4.25%
Notes maturity date	November 2020
6.0% Notes Due August 2032 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	6.00%
Notes maturity date	August 2032
6.125% Notes Due April 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	6.13%
Notes maturity date	April 2039
5.25% Notes Due November 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	300	300
Notes interest rate, percentage	5.25%
Notes maturity date	November 2039
Other [Member]
Debt Instrument [Line Items]
Long-term debt	$ 103	$ 157

Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Losses deferred in accumulated other comprehensive income will be amortized into earnings in 2012	$ 184
Losses deferred in accumulated other comprehensive income	1,899
Funded status of plan	732
Total accumulated benefit obligation	4,345	4,246
Accumulated benefit obligations in excess of plan assets for retirement plans, projected benefit obligation	4,093	1,120
Accumulated benefit obligations in excess of plan assets for retirement plans, accumulated benefit obligation	3,907	1,043
Accumulated benefit obligations in excess of plan assets for retirement plans, fair value of plan assets	3,380	618
Estimated future employer contributions in next fiscal year	150
Defined benefit pension plan expense	145	132	94
Defined benefit pension plan, expected expense for 2012	170
Percentage of assumed investment return on plan assets	7.75%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(462)	(260)
Future benefit payments in 2012	174
Future benefit payments in 2013	183
Future benefit payments in 2014	192
Future benefit payments in 2015	200
Future benefit payments in 2016	208
Total future benefit payments over the five years 2017 through 2021	1,157
Discount rate	4.75%	5.00%	5.50%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(270)	(347)
Future benefit payments in 2012	43
Future benefit payments in 2013	47
Future benefit payments in 2014	49
Future benefit payments in 2015	55
Future benefit payments in 2016	55
Total future benefit payments over the five years 2017 through 2021	$ 308
Discount rate	5.20%	4.60%	5.30%

Retirement Plans (Schedule Of Retirement Plans Expense) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension expense	$ 145	$ 132	$ 94
Defined Benefit Plans [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	52	51	46
Interest cost	172	175	174
Expected return on plan assets	(279)	(263)	(243)
Net amortization	147	122	70
Net periodic pension expense	92	85	47
Defined contribution plans	98	81	80
Total retirement plans expense	190	166	127
Defined Benefit Plans [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	30	24	22
Interest cost	50	45	45
Expected return on plan assets	(49)	(42)	(37)
Net amortization	22	20	17
Net periodic pension expense	53	47	47
Defined contribution plans	50	36	37
Total retirement plans expense	$ 103	$ 83	$ 84

Retirement Plans (Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, ending	$ 3,872	$ 3,920
Net amount recognized in the balance sheet	732
Noncurrent liability	(736)	(612)
Projected Benefit Obligation [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning	3,466	3,202
Service cost	52	51
Interest cost	172	175
Actuarial (gain) loss	114	207
Benefits paid	(167)	(157)
Acquisitions/divestitures, net	0	(15)
Foreign currency translation and other	7	3
Projected benefit obligation, ending	3,644	3,466
Projected Benefit Obligation [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning	1,061	864
Service cost	30	24
Interest cost	50	45
Actuarial (gain) loss	(125)	112
Benefits paid	(53)	(45)
Acquisitions/divestitures, net	0	61
Foreign currency translation and other	(3)	0
Projected benefit obligation, ending	960	1,061
Fair Value Of Plan Assets [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(167)	(157)
Acquisitions/divestitures, net	0	0
Foreign currency translation and other	2	1
Fair value of plan assets, beginning	3,206	2,822
Actual return on plan assets	29	328
Employer contributions	112	212
Fair value of plan assets, ending	3,182	3,206
Fair Value Of Plan Assets [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(53)	(45)
Acquisitions/divestitures, net	0	41
Foreign currency translation and other	(1)	(11)
Fair value of plan assets, beginning	714	634
Actual return on plan assets		60
Employer contributions	30	35
Fair value of plan assets, ending	690	714
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in the balance sheet	(462)	(260)
Noncurrent asset	0	0
Noncurrent liability	(462)	(260)
Accumulated other comprehensive loss	(1,659)	(1,439)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in the balance sheet	(270)	(347)
Noncurrent asset	4	5
Noncurrent liability	(274)	(352)
Accumulated other comprehensive loss	$ (240)	$ (338)

Retirement Plans (Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net pension expense, Discount rate	5.00%	5.50%	6.50%
Assumptions used to determine net pension expense, Expected return on plan assets	8.00%	8.00%	8.00%
Assumptions used to determine net pension expense, Rate of compensation increase	3.00%	3.00%	3.25%
Assumptions used to determine benefit obligations, Discount rate	4.75%	5.00%	5.50%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.00%	3.00%	3.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine net pension expense, Discount rate	4.60%	5.30%	5.90%
Assumptions used to determine net pension expense, Expected return on plan assets	5.90%	5.90%	6.00%
Assumptions used to determine net pension expense, Rate of compensation increase	3.50%	3.90%	3.50%
Assumptions used to determine benefit obligations, Discount rate	5.20%	4.60%	5.30%
Assumptions used to determine benefit obligations, Rate of compensation increase	3.50%	3.50%	3.90%

Retirement Plans (Schedule Of Asset Allocations And Weighted-Average Target Allocations) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Minimum [Member] | U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	60.00%
Minimum [Member] | U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	25.00%
Minimum [Member] | U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	3.00%
Minimum [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	50.00%
Minimum [Member] | Non-U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	25.00%
Minimum [Member] | Non-U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	10.00%
Maximum [Member] | U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	70.00%
Maximum [Member] | U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	35.00%
Maximum [Member] | U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	10.00%
Maximum [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	60.00%
Maximum [Member] | Non-U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	35.00%
Maximum [Member] | Non-U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	20.00%
U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	62.00%	65.00%
Non-U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	50.00%	51.00%
U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	30.00%	29.00%
Non-U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	32.00%	31.00%
U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other	8.00%	6.00%
Non-U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other	18.00%	18.00%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%	100.00%
Total, Target	100.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%	100.00%
Total, Target	100.00%

Retirement Plans (Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 3,872	$ 3,920
Percentage of defined benefit plan assets	100.00%	100.00%
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,354	1,466
Percentage of defined benefit plan assets	35.00%	38.00%
U.S. Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	766	879
U.S. Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	443	457
U.S. Equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	145	130
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	767	789
Percentage of defined benefit plan assets	20.00%	20.00%
International Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	476	533
International Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	291	256
Emerging Market Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	187	203
Percentage of defined benefit plan assets	5.00%	5.00%
Emerging Market Equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	59	67
Emerging Market Equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	128	136
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	522	472
Percentage of defined benefit plan assets	14.00%	12.00%
Corporate Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets		23
Corporate Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	522	449
Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	509	539
Percentage of defined benefit plan assets	13.00%	14.00%
Government Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets		6
Government Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	509	533
High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	130	135
Percentage of defined benefit plan assets	3.00%	3.00%
High Yield Bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets		2
High Yield Bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	130	133
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	403	316
Percentage of defined benefit plan assets	10.00%	8.00%
Other [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	120	33
Other [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	161	164
Other [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	122	119
Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	1,421	1,543
Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	2,184	2,128
Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 267	$ 249

Retirement Plans (Reconciliation Of Change In Value For Level 3 Assets) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Retirement Plans [Abstract]
Beginning balance, October 1	$ 249	$ 221
Gains (Losses) on assets held	34	28
Gains (Losses) on assets sold	(9)	(9)
Purchases, sales and settlements, net	(7)	9
Ending balance, September 30	$ 267	$ 249

Postretirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	$ (1,899)
Gains that will be amortized into earnings in 2012	(184)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	84
Gains that will be amortized into earnings in 2012	10
Discount rates used in measuring benefit obligations	4.25%	4.25%	5.00%
Ultimate Healthcare Cost Trend Rate	8.00%	8.00%
Effect on postretirement expense and benefit obligation from one-percentage-point increase or decrease in assumed health care trend rate	5.00%
Health care cost trend rate, year	2018	2017
Future health care benefit payments in 2012	37
Future health care benefit payments in 2013	37
Future health care benefit payments in 2014	36
Future health care benefit payments in 2015	36
Future health care benefit payments in 2016	34
Total future health care benefit payments over the five years 2017 through 2021	$ 156
Postretirement Plans [Member] | 2017 [Member]
Postretirement Benefit Plans [Line Items]
Health care cost trend rate		5.00%
Postretirement Plans [Member] | 2018 [Member]
Postretirement Benefit Plans [Line Items]
Health care cost trend rate	5.00%

Postretirement Plans (Components Of Net Postretirement Benefits Expense) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Postretirement Benefit Plans [Line Items]
Net postretirement expense	$ 145	$ 132	$ 94
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Service cost	3	5	4
Interest cost	17	24	30
Net amortization	(7)	1	15
Net postretirement expense	$ 13	$ 30	$ 49

Postretirement Plans (Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Postretirement Benefit Plans [Line Items]
Benefit obligation, ending (recognized in balance sheet)	$ (732)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Benefit obligation, beginning	417	499
Service cost	3	5	4
Interest cost	17	24	30
Actuarial (gain) loss	(25)	(36)
Benefits paid	(20)	(32)
Plan amendments	0	(34)
Acquisitions/divestitures and other	0	(9)
Benefit obligation, ending (recognized in balance sheet)	$ 392	$ 417	$ 499

Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 126
Unrecognized tax benefits, income tax penalties and interest expense	(3)	(1)	6
Unrecognized tax benefits, income tax penalties and interest accrued	36	37
Net current deferred tax assets	400	374
Net noncurrent deferred tax liabilities	668	634
Income taxes paid	1,030	890	780
Net operating losses and tax credits	$ 242	$ 281

Income Taxes (Schedule Of Pretax Earnings From Continuing Operations) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
United States	$ 1,891	$ 1,303	$ 1,169
Non-U.S.	1,740	1,576	1,281
Earnings from continuing operations before income taxes	$ 3,631	$ 2,879	$ 2,450

Income Taxes (Schedule Of Principal Components Of Income Tax Expense) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Current: Federal	$ 503	$ 496	$ 230
Current: State and local	37	33	25
Current: Non-U.S.	477	413	313
Deferred: Federal	149	(55)	149
Deferred: State and local	3	(1)	9
Deferred: Non-U.S.	(42)	(38)	(38)
Income tax expense	$ 1,127	$ 848	$ 688

Income Taxes (Schedule Of Reconciliations Of The U.S. Federal Statutory Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	0.70%	0.70%	0.90%
Non-U.S. rate differential	(3.50%)	(4.50%)	(4.60%)
Non-U.S. tax holidays	(1.00%)	(2.20%)	(2.00%)
U.S. manufacturing deduction	(1.10%)	(0.60%)	(0.80%)
Other	0.90%	1.00%	(0.40%)
Non-U.S. tax holiday tax rate reductions for certain foreign jurisdictions, expiration period in years	7
Effective income tax rate	31.00%	29.40%	28.10%

Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Beginning balance, at October 1	$ 170	$ 159
Additions for current year tax positions	13	48
Additions for prior year tax positions	27	20
Reduction for prior year tax positions	(22)	(34)
Reduction for settlements with tax authorities	(7)	(10)
Reduction for expirations of statue of limitations	(19)	(13)
Ending balance, at September 30	$ 162	$ 170

Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Net operating losses and tax credits	$ 242	$ 281
Accrued liabilities	219	225
Postretirement and postemployment benefits	137	153
Employee compensation and benefits	176	225
Pensions	196	143
Other	176	137
Total deferred tax assets	1,146	1,164
Valuation allowances	(107)	(105)
Intangibles	(890)	(918)
Property, plant and equipment	(284)	(265)
Other	(133)	(136)
Total deferred tax liabilities	(1,307)	(1,319)
Net deferred income tax asset (liability)	$ (268)	$ (260)

Stock-Based Compensation (Narrative)(Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	5,436,000
Unvested shares outstanding	7,101,000	12,283,000
Total compensation expense for stock option and incentive shares plans	$ 121,000,000	$ 217,000,000	$ 54,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted at average of high and low prices of common stock on date of grant	100.00%
Amount of stock option vesting per year	one-third
Stock option expiration years from date of grant years	10
Share-based compensation arrangement by share-based payment award, number of shares available for grant	23,200,000
Weighted-average price of shares granted	$ 11	$ 8.51	$ 4.45
Cash received for stock options exercises	65,000,000	53,000,000	33,000,000
Options exercised, total intrinsic value	49,000,000	59,000,000	10,000,000
Actual tax benefit realized from tax deductions related to option exercises	16,000,000	4,000,000	7,000,000
Risk-free interest rate	1.90%	3.00%	2.40%
Expected dividend yield	2.60%	3.20%	4.20%
Expected volatility rate	25.00%	25.00%	22.00%
Expected life of option, years	7	7	7
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	4,777,248
Common shares issued	2,841,534
Shares withheld for income tax	1,661,045
Paid in cash for share-based compensation	274,669
Award rights to receive common shares	5,367,146
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	520,000
Common shares issued	299,990
Shares withheld for income tax	220,010
Vesting period, minimum, in years	three
Vesting period, maximum, in years	10
Unvested shares outstanding	1,733,956
Restricted Stock (Avocent Acquisition Related) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period		685,755
Common shares issued		467,452
Shares withheld for income tax		218,303
Unvested shares outstanding	115,956
Incentive Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	10,000,000
Total fair value of shares vested	276,000,000	42,000,000	3,000,000
Cash paid primarily for tax withholding	113,000,000	15,000,000	1,000,000
Stock Options And Incentive Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefits recognized in income statement for compensation arrangements	32,000,000	65,000,000	13,000,000
Unrecognized compensation cost related to non-vested awards granted	$ 170,000,000
Unrecognized compensation cost is expected to be recognized , weighted-average period, years	1.9
Restricted Stock For Non-Management Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	318,552
Common shares issued	15,656
Restricted stock units awarded	3,914

Stock-Based Compensation (Schedule Of Changes In Shares Subject To Option) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
AVERAGE EXERCISE PRICE PER SHARE, Beginning of year	$ 38.04
AVERAGE EXERCISE PRICE PER SHARE, Options granted	$ 53.75
AVERAGE EXERCISE PRICE PER SHARE, Options exercised	$ 33.2
AVERAGE EXERCISE PRICE PER SHARE, Options canceled	$ 45.9
AVERAGE EXERCISE PRICE PER SHARE, End of year	$ 43.16
AVERAGE EXERCISE PRICE PER SHARE, Exercisable at year end	$ 39.67
SHARES, Beginning of year	13,669
SHARES, Options granted	4,696
SHARES, Options exercised	(2,117)
SHARES, Options canceled	(296)
SHARES, End of year	15,952
SHARES, Exercisable at year end	9,815
TOTAL INTRINSIC VALUE OF AWARDS, End of year	$ 78
TOTAL INTRINSIC VALUE OF AWARDS, Exercisable at year end	$ 64
AVERAGE REMAINING LIFE (YEARS), End of year	6.3
AVERAGE REMAINING LIFE (YEARS), Exercisable at year end	4.9

Stock-Based Compensation (Schedule Of Changes In Incentive Awards Outstanding) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Shares, Beginning of year	12,283
Shares, Granted	393
Shares, Earned/vested	(5,436)
Shares, Canceled	(139)
Shares, End of year	7,101
Average Grant Date Fair Value Per Share, Beginning of year	$ 39.76
Average Grant Date Fair Value Per Share, Granted	$ 54.84
Average Grant Date Fair Value Per Share, Earned/vested	$ 41.44
Average Grant Date Fair Value Per Share, Canceled	$ 38.76
Average Grant Date Fair Value Per Share, End of year	$ 39.38

Common Stock (Details) In Millions	12 Months Ended
Sep. 30, 2011
Common Stock [Abstract]
Shares of common stock reserved for issuance under stock-based compensation plans	55
Common shares repurchased	18.7
Treasury shares re-issued	4.9

Business Segments Information (Results Of Operations By Business Segments ) (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Segment Reporting Information [Line Items]
Segment Sales									$ 24,937		$ 21,695		$ 20,685
Segment Earnings									4,072		3,532		2,796
Total Segment Assets									21,178		20,652		17,611
Interest expense									(223)		(261)		(220)
Net Sales	6,545	6,288	5,854	5,535	5,841	5,417	4,953	4,828	24,222		21,039		20,102
Earnings from continuing operations before income taxes									3,631		2,879		2,450
Assets, Total	23,861				22,843				23,861		22,843		19,763
Increase (decrease) in incentive stock compensation expense									(96)		163
U.S [Member]
Segment Reporting Information [Line Items]
Sales by Destination									9,900		9,101		8,686
Property, Plant and Equipment	1,853				1,839				1,853		1,839		2,010
Process Management [Member]
Segment Reporting Information [Line Items]
Segment Sales									7,000		6,022		6,135
Segment Earnings									1,402		1,093		1,060
Total Segment Assets									5,915		5,406		5,283
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Segment Sales									5,294		4,289		4,172
Segment Earnings									830		591		470
Total Segment Assets									3,818		3,688		3,420
Network Power [Member]
Segment Reporting Information [Line Items]
Segment Sales									6,811		5,828		5,456
Segment Earnings									756		800		579
Total Segment Assets									7,945		8,072		4,973
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Segment Sales									3,995		3,801		3,197
Segment Earnings									709		691		411
Total Segment Assets									2,229		2,172		2,131
Tools And Storage [Member]
Segment Reporting Information [Line Items]
Segment Sales									1,837		1,755		1,725
Segment Earnings									375		357		276
Total Segment Assets									1,271		1,314		1,804
Differences In Accounting Methods [Member]
Segment Reporting Information [Line Items]
Differences in accounting methods, Earnings									231		195		179
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Segment Earnings									(449)	[1]	(587)	[1]	(305)	[1]
Total Segment Assets									2,683	[1]	2,191	[1]	2,152	[1]
Sales Eliminations/Interest [Member]
Segment Reporting Information [Line Items]
Segment Sales									(715)		(656)		(583)
Interest expense									$ (223)		$ (261)		$ (220)

[1]	Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year, and increased $163 in 2010 related to an increase in stock price and the overlap of two plans in 2010 (see Note 14). Corporate and other in 2010 also reflects higher acquisition-related costs.

Business Segments Information (Business Segments Financial Information) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Intersegment Sales	$ 715	$ 656	$ 583
Depreciation and Amortization Expense	867	816	727
Capital Expenditures	647	524	531
Process Management [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	7	3	2
Depreciation and Amortization Expense	198	183	166
Capital Expenditures	194	105	100
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	640	570	499
Depreciation and Amortization Expense	148	150	143
Capital Expenditures	138	114	99
Network Power [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	24	31	16
Depreciation and Amortization Expense	286	205	155
Capital Expenditures	99	103	100
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	42	46	43
Depreciation and Amortization Expense	138	148	138
Capital Expenditures	120	104	83
Tools And Storage [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	2	6	23
Depreciation and Amortization Expense	57	95	96
Capital Expenditures	35	57	64
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization Expense	40	35	29
Capital Expenditures	$ 61	$ 41	$ 85

Business Segments Information (Financial Information By Geographic Area) (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Sales by Destination, Total	$ 6,545	$ 6,288	$ 5,854	$ 5,535	$ 5,841	$ 5,417	$ 4,953	$ 4,828	$ 24,222	$ 21,039	$ 20,102
Property, Plant and Equipment, Total	3,437				3,287				3,437	3,287	3,500
United States And Canada [Member]
Segment Reporting Information [Line Items]
Sales by Destination									10,773	9,823	9,408
Property, Plant and Equipment	1,869				1,858				1,869	1,858	2,028
Asia [Member]
Segment Reporting Information [Line Items]
Sales by Destination									5,636	4,858	4,312
Property, Plant and Equipment	583				505				583	505	525
Europe [Member]
Segment Reporting Information [Line Items]
Sales by Destination									5,271	4,309	4,341
Property, Plant and Equipment	714				683				714	683	717
Latin America [Member]
Segment Reporting Information [Line Items]
Sales by Destination									1,319	1,065	1,004
Property, Plant and Equipment	262				229				262	229	227
Middle East/Africa [Member]
Segment Reporting Information [Line Items]
Sales by Destination									1,223	984	1,037
Property, Plant and Equipment	9				12				9	12	3
China [Member]
Segment Reporting Information [Line Items]
Sales by Destination									$ 3,079	$ 2,692	$ 2,306

Other Financial Data (Narrative) (Details) (USD $) In Millions	Sep. 30, 2011
Other Financial Data [Abstract]
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2012	$ 245
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2013	179
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2014	118
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2015	78
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2016	$ 54

Other Financial Data (Other Items Reported In Earnings) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Financial Data [Abstract]
Depreciation expense	$ 522	$ 562	$ 543
Research and development expense	555	473	460
Rent expense	$ 372	$ 353	$ 363

Other Financial Data (Accrued Expenses) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Employee compensation	$ 640	$ 683
Customer advanced payments	385	385
Product warranty	$ 211	$ 224

Other Financial Data (Other Liabilities) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Other Financial Data [Abstract]
Deferred income taxes	$ 764	$ 762
Pension plans	736	612
Postretirement plans, excluding current portion	361	380
Other	660	702
Total	$ 2,521	$ 2,456

Other Financial Data (Other Operating Cash Flow) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Financial Data [Abstract]
Pension expense	$ 145	$ 132	$ 94
Stock compensation expense	121	217	54
(Gain) Loss on sale of businesses, net of tax	(25)	(167)	0
Other	38	15	123
Total	$ 279	$ 197	$ 271

Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Information [Abstract]
Net Sales	$ 6,545	$ 6,288	$ 5,854	$ 5,535	$ 5,841	$ 5,417	$ 4,953	$ 4,828	$ 24,222	$ 21,039	$ 20,102
Gross profit	2,590	2,498	2,306	2,163	2,331	2,164	1,963	1,868	9,557	8,326
Earnings from continuing operations common stockholders	735	683	556	480	572	581	408	417	2,454	1,978	1,715
Net earnings common stockholders	$ 761	$ 683	$ 556	$ 480	$ 749	$ 585	$ 405	$ 425	$ 2,480	$ 2,164	$ 1,724
Earnings per common share from continuing operations: Basic	$ 0.98	$ 0.91	$ 0.74	$ 0.63	$ 0.76	$ 0.77	$ 0.54	$ 0.55	$ 3.26	$ 2.62	$ 2.27
Earnings per common share from continuing operations: Diluted	$ 0.98	$ 0.9	$ 0.73	$ 0.63	$ 0.75	$ 0.76	$ 0.54	$ 0.55	$ 3.24	$ 2.6	$ 2.26
Net earnings per common share: Basic	$ 1.02	$ 0.91	$ 0.74	$ 0.63	$ 0.99	$ 0.78	$ 0.54	$ 0.56	$ 3.29	$ 2.87	$ 2.29
Net earnings per common share: Diluted	$ 1.01	$ 0.9	$ 0.73	$ 0.63	$ 0.98	$ 0.77	$ 0.53	$ 0.56	$ 3.27	$ 2.84	$ 2.27
Dividends per common share	$ 0.345	$ 0.345	$ 0.345	$ 0.345	$ 0.335	$ 0.335	$ 0.335	$ 0.335	$ 1.38	$ 1.34	$ 1.32
Common stock prices: High	$ 58.47	$ 61.29	$ 62.24	$ 58.74	$ 53.82	$ 53.73	$ 51.1	$ 43.71	$ 62.24	$ 53.82
Common stock prices: Low	$ 41.31	$ 50.84	$ 55.86	$ 52.12	$ 42.73	$ 42.69	$ 41.22	$ 37.45	$ 41.31	$ 37.45